UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.5%

$270	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	7/13 at 100.00	N/R	$270,699

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC	647,450

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	444,740

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	562,755

170	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	159,946
2,940	Total Consumer Discretionary			2,085,590
	Consumer Staples – 5.8%

3,045	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold Country Settlement Funding Corporation, Series 2006, 0.000%, 6/01/33	6/13 at 100.00	CCC	786,371

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	BB	887,870

50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	46,327

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
885	4.500%, 6/01/27	6/17 at 100.00	B	870,557
6,250	5.000%, 6/01/33	6/17 at 100.00	B	5,852,182
4,695	5.750%, 6/01/47	6/17 at 100.00	B	4,422,218
1,620	5.125%, 6/01/47	6/17 at 100.00	B	1,423,850

2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	2,345,275

1,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	B–	922,020

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
1,000	5.000%, 6/01/37	6/14 at 100.00	BB+	928,790
3,845	5.125%, 6/01/46	6/14 at 100.00	B+	3,470,532
25,890	Total Consumer Staples			21,955,992
	Education and Civic Organizations – 8.6%

2,000	California Educational Facilities Authority, Revenue Bonds, California College of the Arts, Series 2005, 5.000%, 6/01/35	6/15 at 100.00	BBB–	2,027,320

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	1,105,459

75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	77,182

1,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 18.258%, 10/01/16 (IF)	No Opt. Call	Aa1	1,898,600

100	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	105,755

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006:
$1,165	5.000%, 1/01/30	1/15 at 100.00	Baa3	$1,174,297
500	5.000%, 1/01/36	1/15 at 100.00	Baa3	503,000

1,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	1,012,340

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	No Opt. Call	BB+	1,352,411
1,850	5.250%, 8/01/42	No Opt. Call	BB+	1,888,998
675	5.300%, 8/01/47	8/22 at 100.00	BB+	689,202

1,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BB–	931,830

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	10/18 at 100.00	N/R	1,337,750

1,500	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	1,682,220

1,360	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/42	10/23 at 100.00	Baa1	1,440,417

300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32	1/22 at 100.00	N/R	325,389

600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	603,966

1,000	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	1,076,850

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.000%, 11/01/32	No Opt. Call	N/R	996,530

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,149,490

1,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Plaza Project, Series 2013, 5.875%, 11/01/43	8/23 at 100.00	N/R	986,690

1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,164,384

815	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	964,862

500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	11/17 at 102.00	N/R	533,840

2,135	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	2,168,669

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	202,432

390	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	391,174

200	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	198,424

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$5,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 0.000%, 6/01/36	6/17 at 28.99	B	$940,800

600	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/13 at 100.00	N/R	549,774

100	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	101,220

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BBB–	66,193

375	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	341,978

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012:
795	4.000%, 10/01/26	10/22 at 100.00	BBB	766,253
1,250	4.375%, 10/01/31	No Opt. Call	BBB	1,225,975

750	University of California, General Revenue Bonds, Tender Option Bond Trust 3318, 13.888%, 5/15/20 (IF) (5)	No Opt. Call	Aa2	872,588
35,320	Total Education and Civic Organizations			32,854,262
	Health Care – 8.2%

500	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Series 2009B, 6.375%, 8/01/34	8/14 at 100.00	A+	530,270

1,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Trust 4726, 18.243%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	1,374,600

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	BBB	1,050,650

1,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	1,477,725

490	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008A, 5.500%, 7/01/30	7/17 at 100.00	A	551,691

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
250	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	A	259,233
2,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	2,586,450

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
750	5.250%, 7/01/30	7/15 at 100.00	BBB–	784,358
515	5.250%, 7/01/35	7/15 at 100.00	BBB–	535,940

1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1065, 17.357%, 4/01/42 (IF) (5)	4/22 at 100.00	A+	1,345,660

715	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.502%, 11/15/32 (IF)	5/18 at 100.00	AA–	942,341

1,285	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.592%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	1,693,579

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.368%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,322,880

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,709,134

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$350	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	$379,967

1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB+	1,144,662

	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
1,000	5.500%, 11/01/19	No Opt. Call	Baa3	1,139,160
2,500	6.750%, 11/01/39	11/19 at 100.00	Baa3	2,789,000

500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	538,825

700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 2011A, 6.000%, 7/01/33	7/21 at 100.00	A–	776,720

	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A:
2,500	5.000%, 7/01/38	7/17 at 100.00	Baa2	2,539,075
500	5.000%, 7/01/47	7/17 at 100.00	Baa2	507,255

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB	1,287,920
500	7.500%, 12/01/41	12/21 at 100.00	BB	609,130

2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	B+	2,299,700

1,000	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/32	7/17 at 100.00	Baa1	1,035,580

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	61,922
28,165	Total Health Care			31,273,427
	Housing/Multifamily – 3.3%

1,400	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	1,478,792

295	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	312,904

480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	504,749

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	410,400

120	California Statewide Communities Development Authority, Multifamily Housing Revenue Subordinate Bonds Stanford Arms Seniors Apartments Series 2001-P2, Pass-Through Certificates of Beneficial Ownership, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/13 at 100.00	N/R	120,403

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	1,057,500

365	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/13 at 100.00	N/R	365,161

1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013, 5.000%, 4/15/48	4/23 at 100.00	BBB	1,010,820

740	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39	5/22 at 100.00	A–	765,352

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)

$1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	A	$1,019,030

1,250	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007, 5.000%, 12/15/33	6/13 at 100.00	Baa2	1,189,863

3,271	San Jose, California, Multifamily Housing Revenue Bonds, Almaden Family Apartments Project, Series 2007B, 4.720%, 11/15/37 (Alternative Minimum Tax)	No Opt. Call	N/R	3,038,734

490	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	9/13 at 100.00	N/R	490,049

711	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	697,470

485	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	298,294
13,007	Total Housing/Multifamily			12,759,521
	Housing/Single Family – 0.3%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	BBB	492,875

600	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 8.091%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	BBB	531,012
1,100	Total Housing/Single Family			1,023,887
	Industrials – 0.1%

65	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	71,102

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	D	27,510

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	105,338
1,815	Total Industrials			203,950
	Long-Term Care – 2.4%

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29	11/19 at 100.00	Baa1	615,040
1,040	8.500%, 11/01/39	11/19 at 100.00	AA	1,291,846

520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	582,234

2,305	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2013A, 5.000%, 10/01/43	10/22 at 100.00	BBB+	2,417,899

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,063,340

1,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	N/R	1,005,300

1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	997,550

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)

$50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	$51,036

1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47	6/22 at 100.00	N/R	1,100,160
8,415	Total Long-Term Care			9,124,405
	Tax Obligation/General – 4.0%

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/37	No Opt. Call	Aa2	612,051
5,250	0.000%, 5/01/42	5/40 at 100.00	Aa2	1,863,803
1,000	0.000%, 5/01/47	5/40 at 100.00	Aa2	348,470

380	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	346,214

1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	A	593,202

1,000	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	B+	1,117,920

500	Guam, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	B+	505,920

1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	A+	565,748

5,000	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA–	2,166,700

2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	A	680,322

1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	A+	548,000

250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683, 17.728%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	A+	336,290

1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	A2	441,909

1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond Trust Series 3330, 14.099%, 1/01/21 (IF) (5)	No Opt. Call	AA–	2,035,440

2,490	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010, 0.000%, 8/01/39	8/28 at 100.00	AA–	1,428,513

500	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006, 4.550%, 9/01/30 – FGIC Insured	9/15 at 100.00	A	510,880

1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – FGIC Insured	No Opt. Call	Aa2	988,316
28,622	Total Tax Obligation/General			15,089,698
	Tax Obligation/Limited – 51.3%

3,000	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project, Refunding Series 2007A-1, 4.750%, 9/01/33 – FGIC Insured	9/17 at 100.00	A1	3,154,980

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
300	0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA–	145,644
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	AA–	103,512
1,050	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA–	357,494
4,305	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA–	1,363,394

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	$927,040

665	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	N/R	676,917

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,083,107

750	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2013A, 5.000%, 9/01/36	9/23 at 100.00	N/R	763,193

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,041,010

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	9/13 at 100.00	N/R	1,010,720

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
60	8.875%, 9/01/34	9/15 at 100.00	N/R	61,967
125	8.625%, 9/01/39	9/16 at 100.00	N/R	129,058

300	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.050%, 9/01/37	9/13 at 100.50	N/R	295,032

1,000	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32 (4)	8/17 at 102.00	N/R	270,480

	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA–	731,100
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	1,055,723
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA–	2,905,766

1,500	Brentwood Infrastructure Financing Authority, Contra Costa County, California, CIFP 2006-1 Infrastructure Revenue Bonds, Series 2006, 5.200%, 9/02/36	9/13 at 100.00	N/R	1,460,415

5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	2,024,680

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012A, 5.000%, 4/01/37	4/22 at 100.00	A2	1,068,750

1,000	California Statewide Communities Development Authority, Community Facilities District 2012-01, Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	985,710

	California Statewide Communities Development Authority, Community Facilities District 2012-02, Manteca Lifestyle Center, Special Tax Bonds, Series 2013A:
1,000	5.000%, 9/01/33	No Opt. Call	N/R	987,390
2,000	5.125%, 9/01/42	No Opt. Call	N/R	1,951,000

1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	1,074,010

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,508,461

1,250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,324,738

250	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	258,480

500	Carson Redevelopment Agency, California, Redevelopment Project Area 1 Tax Allocation Bonds, Series 2009A, 7.000%, 10/01/36	10/19 at 100.00	A–	587,280

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$880	Ceres Redevelopment Agency, California, Tax Allocation Bonds, Ceres Redevelopment Project Area 1, Series 2006, 4.000%, 11/01/31 – AMBAC Insured	11/16 at 100.00	A–	$813,850

	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012:
1,160	5.000%, 9/01/34	9/22 at 100.00	N/R	1,200,751
315	5.000%, 9/01/38	9/22 at 100.00	N/R	323,666

745	Chula Vista, California, Special Tax Bonds, Community Facilities District 12-1 McMillin Otay Ranch Village Seven, Series 2005, 5.250%, 9/01/30	9/13 at 100.00	N/R	754,543

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,017,080

500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	521,095

990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,213,037

1,610	Desert Hot Springs Redevelopment Agency, California, Merged Redevelopment Project Tax Allocation Bonds, Series 2008A-2, 5.000%, 9/01/23	9/18 at 100.00	CCC+	1,268,583

85	Eastern Municipal Water District, California, Special Tax Bonds, Community Facility District 2005-38 Improvement Area A, Series 2006, 5.200%, 9/01/36	9/13 at 102.00	N/R	86,568

950	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	916,104

250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	251,168

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
80	5.000%, 9/01/18	9/17 at 100.00	N/R	79,994
10	5.000%, 9/01/20	9/17 at 100.00	N/R	9,880
50	5.125%, 9/01/22	9/13 at 100.00	N/R	49,005
980	5.200%, 9/01/27	9/15 at 102.00	N/R	927,962
1,200	5.250%, 9/01/37	9/15 at 102.00	N/R	1,080,420

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	525,120

710	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	637,211

500	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series 2007B, 5.200%, 9/01/32	9/17 at 100.00	N/R	508,915

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	986,390

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
750	17.399%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	864,150
1,000	17.377%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	1,152,000

880	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B	964,638

1,000	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,051,150

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, Three Sixty Degrees @ South Bay, Series 2006, 5.000%, 9/01/36	9/16 at 102.00	N/R	986,390

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/13 at 100.50	N/R	$1,000,370

200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	200,240

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	CC	746,920
500	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	CC	319,825

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
1,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	1,296,788
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	Ba1	1,023,070
1,010	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	999,203
1,405	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	1,325,772

2,500	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Series 2013A, 5.000%, 2/01/43 – BAM Insured	2/23 at 100.00	AA	2,613,925

295	Hesperia Unified School District, San Bernardino County, California, Community Facilities District 2006-5 Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	292,115

870	Imperial, California, Community Facilities District 2006-2 Savanna Ranch Special Tax Bonds, Improvement Area 1, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	883,485

655	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/21	No Opt. Call	BBB–	684,495

150	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006, 5.050%, 9/01/26	9/16 at 100.00	N/R	150,702

	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
2,530	0.000%, 8/01/23	No Opt. Call	Baa2	1,385,706
1,600	0.000%, 8/01/25	No Opt. Call	Baa2	751,664
1,050	0.000%, 8/01/28	8/22 at 66.37	Baa2	387,713
2,430	0.000%, 8/01/33	No Opt. Call	Baa2	586,675
1,650	0.000%, 8/01/35	No Opt. Call	Baa2	339,504

120	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	122,672

1,000	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 23 Eastvale, Series 2012A, 5.000%, 9/01/42	9/13 at 100.00	N/R	1,024,490

1,115	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A, 8.375%, 9/01/28	9/18 at 100.00	N/R	1,302,710

500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 34 Eastvale Area , Series 2010A, 6.500%, 9/01/40	9/20 at 100.00	N/R	516,525

500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 38 Eastvale Improvement Area 2, Series 2010A, 6.375%, 9/01/40	9/13 at 100.00	N/R	516,580

750	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2010A, 6.250%, 9/01/40	9/18 at 100.00	N/R	772,845

335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37	No Opt. Call	N/R	344,980

1,570	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds, Assessment District 93-1, Series 2012B, 5.125%, 9/02/22	No Opt. Call	N/R	1,563,108

1,000	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006, 5.250%, 9/01/37	9/14 at 100.00	N/R	1,008,940

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$815	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A, 5.350%, 9/01/36	9/14 at 100.00	N/R	$832,465

1,475	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/14 at 100.00	N/R	1,478,393

2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/32	9/22 at 100.00	N/R	1,747,920

1,665	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	8/19 at 100.00	BBB	1,895,353

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Subordinate Refunding Series 2003:
500	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	A	506,760
1,000	4.750%, 8/01/33 – NPFG Insured	8/15 at 102.00	A	985,160

2,000	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	A+	1,203,500

1,000	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Bunker Hill Redevelopment Project, Series 2004L, 5.000%, 3/01/18	9/13 at 100.00	BBB–	1,004,740

250	Los Banos Redevelopment Agency, California, Tax Allocation Bonds, Los Banos Redevelopment Project, Series 2006, 5.000%, 9/01/36 – RAAI Insured	9/16 at 100.00	BBB–	252,368

1,275	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A–	1,546,639

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
300	7.250%, 8/01/31	8/21 at 100.00	BBB+	354,711
1,550	7.500%, 8/01/41	8/21 at 100.00	BBB+	1,820,692

500	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	BBB+	587,320

850	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-2, Refunding Series 2013, 5.000%, 9/01/34	9/23 at 100.00	N/R	882,411

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/13 at 103.00	N/R	83,961

1,010	Monrovia Financing Authority, California, Lease Revenue Bonds, Hillside Wilderness Preserve Project, Series 2002, 5.000%, 12/01/20 – AMBAC Insured	6/13 at 100.00	BBB	1,032,604

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	65,858

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2005, 5.200%, 9/01/36	9/13 at 102.00	N/R	1,015,180

1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	997,140

1,735	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	1,843,785

	Murrieta Valley Unified School District Public Finance Authority, Riverside County, California, Refunding Bonds Series 2013:
1,310	5.000%, 9/01/33	9/23 at 100.00	N/R	1,387,513
1,415	5.000%, 9/01/38	9/23 at 100.00	N/R	1,468,954

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	$382,397

825	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refunding Series 2012, 5.300%, 9/02/34	9/22 at 100.00	BBB–	872,520

1,000	Oxnard Financing Authority, California, Local Obligation Revenue Bonds, Special District Bond Refinancings, Subordinate Lien Series 2012B, 5.000%, 9/02/33	9/22 at 100.00	N/R	999,920

1,000	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A–	1,055,000

2,000	Palm Desert Finance Authority, California, Tax Allocation Revenue Bonds, Project Area 3, Series 2006A, 4.750%, 4/01/36 – NPFG Insured	4/16 at 100.00	A	2,014,640

1,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1, Series 2003, 5.000%, 4/01/30 – NPFG Insured	No Opt. Call	A	1,001,450

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
325	5.000%, 9/01/21	9/16 at 100.00	N/R	324,756
1,000	5.450%, 9/01/32	9/16 at 100.00	N/R	982,370
390	5.300%, 9/01/32	9/16 at 100.00	N/R	376,288
1,500	5.500%, 9/01/36	9/16 at 100.00	N/R	1,452,090

1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	10/13 at 100.00	BB	1,637,648

1,000	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	4/15 at 100.00	BB	909,780

500	Palm Springs Financing Authority, California, Lease Revenue Bonds, Downtown Revitalization Project, Series 2012B, 5.000%, 6/01/35	No Opt. Call	A	538,460

1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Refunding Series 2004A, 5.000%, 9/01/34 – NPFG Insured	9/14 at 102.00	A	1,062,380

1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	A–	505,616

1,055	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Vally Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	1,102,517

485	Perris Public Financing Authority, California, Local Agency Revenue Bonds, Series 2007D, 5.800%, 9/01/38	9/14 at 100.00	N/R	487,852

220	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011, 6.125%, 9/01/41	9/13 at 100.00	N/R	227,106

565	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, Improvement Area 5-A, Series 2006, 5.000%, 9/01/37	9/13 at 100.50	N/R	565,226

1,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	1,627,815

	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A	1,485,342
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,171,650

1,300	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	1,149,837

350	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project, Series 2001, 5.125%, 6/15/33 – AMBAC Insured	6/13 at 100.00	N/R	350,221

500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 4.750%, 7/01/38 – NPFG Insured	7/18 at 100.00	A	474,350

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$345	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/42 – FGIC Insured	No Opt. Call	BBB+	$53,582

1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	1,024,460

250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond Trust 1081, 21.262%, 8/01/57 (IF) (5)	8/19 at 100.00	AA–	321,150

2,000	Rancho Cardova, California, Special Tax Bonds, Sunridge Park Area Community Facilities District 2004-1, Series, 6.125%, 9/01/37	9/17 at 100.00	N/R	2,092,800

500	Rancho Cordova, California, Special Tax Bonds, Sunridge Anatolia Area Community Facilities District 2003-1, Series 2005, 5.500%, 9/01/37	9/13 at 102.00	N/R	503,945

620	Rancho Cordova, California, Sunridge Anatolia Community Facilities District 2003-1, Special Tax Refunding Bonds, Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	629,126

1,000	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.500%, 9/01/26	9/21 at 100.00	BBB+	1,145,270

	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A–	788,469
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A–	501,833

500	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011, 7.500%, 9/01/31	9/16 at 103.00	N/R	544,415

1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	A+	696,412

1,710	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured	10/14 at 100.00	BBB	1,651,860

500	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A–	557,540

205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	242,425

	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax Bonds Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	675,662
1,950	5.000%, 9/01/42	9/22 at 100.00	N/R	1,961,330

875	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	903,735

	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor, Series 2007C:
2,000	4.500%, 8/01/30 – NPFG Insured	No Opt. Call	A	2,015,000
510	5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A	518,782

125	Riverside Unified School District, Riverside County, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	125,995

1,000	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006, 5.200%, 9/02/36	9/16 at 101.00	N/R	1,016,910

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	319,867
1,155	0.000%, 9/01/35 – NPFG Insured	No Opt. Call	AA–	344,051

1,000	Roseville Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	999,920

1,700	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	1,703,434

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/13 at 100.00	N/R	855,950

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	$1,825,920

1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698, 18.871%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A	2,398,544

	Sacramento City Financing Authority, California, Special Tax Revenue Bonds, Westlake and Regency Park, Refunding Series 2013A:
445	5.000%, 9/01/25	3/23 at 100.00	BBB+	478,682
210	5.000%, 9/01/27	3/23 at 100.00	BBB+	222,308

	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A	1,649,838
4,435	0.000%, 12/01/32 – FGIC Insured	No Opt. Call	A	1,596,822

1,490	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	1,503,753

445	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	9/13 at 100.00	N/R	408,746

500	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	A	519,590

1,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa2	1,085,578

	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding Bonds Series 2013:
680	5.000%, 9/01/29	9/23 at 100.00	N/R	739,065
705	5.000%, 9/01/31	9/23 at 100.00	N/R	759,461

	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C:
500	6.375%, 8/01/32	8/19 at 100.00	A–	578,935
500	6.500%, 8/01/39	8/19 at 100.00	A–	578,470

405	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	442,957

100	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	100,764

360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	A	378,317

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
500	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	A	517,240
270	5.000%, 8/01/26 – NPFG Insured	8/17 at 100.00	A	277,954
1,000	3.750%, 8/01/28 – NPFG Insured	8/17 at 100.00	A	910,940

2,185	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	2,016,515

980	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 2012C, 5.000%, 9/01/35 – AGM Insured	9/22 at 100.00	N/R	997,366

1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding Series 2007, 4.750%, 9/01/35 – AMBAC Insured	9/17 at 100.00	A–	1,034,720

1,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1 and 3, Series 2005A, 5.000%, 8/01/34 – AMBAC Insured	8/15 at 102.00	A	1,019,690

1,865	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1, 2 and 3, Series 2003A, 5.000%, 8/01/33 – FGIC Insured	No Opt. Call	A	1,868,525

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$500	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	A	$574,690

1,000	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Sequel Community Development Project, Series 2005A, 5.000%, 9/01/32 – NPFG Insured	9/15 at 100.00	A	1,017,480

980	Santa Rosa, California, Certificates of Participation, Building Acquisition Project, Series 2007, 4.750%, 7/01/37 – AMBAC Insured	No Opt. Call	A+	1,016,721

1,240	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/33 (WI/DD, Settling 6/20/13)	9/23 at 100.00	N/R	1,293,258

	Solana Beach, California, School District Public Financing Authority, Special Tax Revenue Bonds, Series 2012:
800	5.000%, 9/01/35	No Opt. Call	BBB	839,512
250	5.000%, 9/01/42	9/22 at 100.00	BBB	253,960

1,000	South Gate, California, Certificates of Participation, Series 2002A, 5.000%, 9/01/24 – AMBAC Insured	9/13 at 100.00	BBB	1,007,520

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004:
305	5.125%, 9/01/30 – FGIC Insured	9/14 at 100.00	A	290,052
235	5.250%, 9/01/34 – FGIC Insured	9/14 at 100.00	A	225,680

	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004:
135	4.250%, 9/01/25 – FGIC Insured	9/14 at 100.00	A	128,535
420	5.000%, 9/01/28 – FGIC Insured	9/14 at 100.00	A	416,913
1,700	5.000%, 9/01/36 – FGIC Insured	9/14 at 100.00	A	1,683,952

2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	2,559,375

570	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2012A, 5.000%, 9/01/33	9/22 at 100.00	BBB+	594,179

	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	1,767,762
500	5.500%, 9/01/33	9/22 at 100.00	N/R	534,330

500	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-01 Crowne Hill, Series 2012, 5.000%, 9/01/33	9/22 at 100.00	BBB+	509,795

1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	8/13 at 100.00	A	1,000,550

1,000	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.375%, 4/01/35	No Opt. Call	AA–	1,105,700

530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29	3/21 at 100.00	BBB+	603,962

1,470	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds, Series 2010, 5.000%, 9/01/35	9/18 at 102.00	A	1,532,945

650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42	9/21 at 100.00	BBB+	765,206

500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A	616,725

500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	511,900

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	$502,395

700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	701,057

3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	3,281,730

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 4.250%, 10/01/29 – FGIC Insured	10/16 at 100.00	A	1,021,310

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	No Opt. Call	BBB+	1,052,110

600	West Hollywood, California, Community Development Commission East Side Redevelopment Project Series 2011 Tax Allocation Bonds Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	BBB	729,780

585	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	633,783

965	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	9/13 at 100.00	N/R	967,972

	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A:
500	5.875%, 11/01/41	11/21 at 100.00	A	545,510
1,000	5.875%, 11/01/45	11/21 at 100.00	A	1,084,840

	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006:
700	5.000%, 9/01/26	9/14 at 102.00	N/R	709,576
295	5.000%, 9/01/36	9/14 at 102.00	N/R	294,976

1,000	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 5.000%, 3/01/32 – SYNCORA GTY Insured	9/13 at 100.00	A2	1,020,160

290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	201,884

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	123,522
224,350	Total Tax Obligation/Limited			195,234,331
	Transportation – 5.1%

1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.554%, 4/01/17 (IF)	No Opt. Call	AA	1,699,841

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
8,275	0.000%, 1/15/30	7/13 at 100.00	BBB–	3,082,355
1,315	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	431,820
1,000	0.000%, 1/15/33	No Opt. Call	BBB–	310,290
1,915	0.000%, 1/15/34 – NPFG Insured	7/13 at 29.29	A	556,767
200	5.750%, 1/15/40 – NPFG Insured	7/13 at 100.00	A	200,098

1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.389%, 5/15/40 (IF) (5)	5/20 at 100.00	AA	1,619,055

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	35,265
45	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	45,100

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/14 at 102.00	N/R	255,718
515	6.500%, 7/01/27 (Alternative Minimum Tax)	7/14 at 102.00	N/R	524,579

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)

$140	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25 (4)	6/13 at 100.00	N/R	$149,801

535	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax) (4)	12/13 at 100.00	N/R	609,900

2,320	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	12/13 at 100.00	N/R	2,644,800

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
3,620	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	A	2,062,350
6,935	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	A	3,731,929
350	0.000%, 1/15/27 – NPFG Insured	No Opt. Call	A	175,784
240	5.250%, 1/15/30 – NPFG Insured	7/13 at 100.00	A	239,933
2,035	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	A	805,351
1,275	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	A	373,639
33,250	Total Transportation			19,554,375
	U.S. Guaranteed – 0.1% (6)

100	California Statewide Community Development Authority, Revenue Bonds, Viewpoint School, Series 2004, 5.000%, 10/01/28 (Pre-refunded 10/01/14) – ACA Insured	10/14 at 100.00	BBB (6)	106,159

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (6)	116,191
200	Total U.S. Guaranteed			222,350
	Utilities – 5.6%

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
325	5.000%, 11/15/29	No Opt. Call	A	376,305
320	5.500%, 11/15/30	No Opt. Call	A	390,038
700	5.000%, 11/15/35	No Opt. Call	A	789,733
2,150	5.500%, 11/15/37	No Opt. Call	A	2,596,878

7,890	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/33	9/16 at 32.62	A	2,180,402

2,155	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/29 – AGM Insured	No Opt. Call	AA–	2,485,986

1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	1,325,700

1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	1,325,700

1,800	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	A	1,827,486

250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.500%, 7/01/21	7/18 at 100.00	BBB+	262,805

1,000	Sacramento Municipal Utility District Financing Authority, California, Consumnes Power Plant Project Revenue Bonds, Series 2006, 5.125%, 7/01/29 – NPFG Insured	7/16 at 100.00	A	1,077,690

	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
750	5.250%, 11/01/26	No Opt. Call	A–	874,163
1,590	5.000%, 11/01/29	No Opt. Call	A–	1,784,648
920	5.000%, 11/01/33	No Opt. Call	A–	1,032,415
2,500	1.654%, 11/01/38	No Opt. Call	A–	2,139,825

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	Baa3	1,017,300
25,350	Total Utilities			21,487,074

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 3.1%

$4,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	$4,011,717

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	494,845

2,215	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A, 0.000%, 4/01/30 – SYNCORA GTY Insured	No Opt. Call	A+	951,210

500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 5.875%, 7/01/35	7/15 at 100.00	Ba2	516,015

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010:
1,000	5.250%, 7/01/25	7/20 at 100.00	Ba2	1,070,040
1,000	5.500%, 7/01/30	7/20 at 100.00	Ba2	1,082,080

2,000	Oxnard, California, Financing Authority, Wastewater Revenue Bonds, Redwood Trunk Sewer and Headworks Projects, Series 2004A, 5.250%, 6/01/34 – FGIC Insured	6/14 at 100.00	A	2,064,960

1,500	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	A	1,618,995
12,715	Total Water and Sewer			11,809,862
$441,139	Total Investments (cost $354,283,802) – 98.4%			374,678,724
	Other Assets Less Liabilities – 1.6% (7)			6,021,325
	Net Assets – 100%			$380,700,049

Investments in Derivatives as of May 31, 2013

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation) (7)
Barclays Bank PLC	$4,600,000	Receive	3-Month USD-LIBOR	2.670%	Semi-Annually	6/26/14	6/26/42	$641,222

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

May 31, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$374,678,724	$—	$374,678,724
Derivatives:
Forward Swaps*	—	641,222	—	641,222
Total	$—	$375,319,946	$—	$375,319,946
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments (excluding investments in derivatives) was $353,322,488.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$27,262,963
Depreciation	(5,906,727)
Net unrealized appreciation (depreciation) of investments	$21,356,236

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

18	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.6%

$2,905	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/13 at 100.00	BBB+	$2,984,771

265	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	259,284

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,635	5.750%, 6/01/47	6/17 at 100.00	B	5,307,607
16,950	5.125%, 6/01/47	6/17 at 100.00	B	14,897,690

2,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	B–	2,305,050
28,255	Total Consumer Staples			25,754,402
	Education and Civic Organizations – 4.2%

240	California Educational Facilities Authority, Revenue Bonds, Claremont Graduate University, Series 2007A, 5.000%, 3/01/20	3/17 at 100.00	A3	263,165

	California Educational Facilities Authority, Revenue Bonds, Claremont Graduate University, Series 2008A:
865	5.000%, 3/01/23	3/18 at 100.00	A3	949,329
1,500	5.125%, 3/01/28	3/18 at 100.00	A3	1,623,825

1,000	California Educational Facilities Authority, Revenue Bonds, Pitzer College, Refunding Series 2009, 5.375%, 4/01/34	4/20 at 100.00	A	1,101,850

1,035	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 2010, 5.000%, 2/01/40	2/20 at 100.00	Aa3	1,141,760

1,000	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2008A, 5.000%, 8/01/28	8/18 at 100.00	A3	1,073,960

	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
105	5.000%, 11/01/21	11/15 at 100.00	A2	113,125
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,070,370

	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006:
450	4.400%, 1/01/15	No Opt. Call	Baa3	461,066
470	4.500%, 1/01/16	1/15 at 100.00	Baa3	481,252
2,960	5.000%, 1/01/36	1/15 at 100.00	Baa3	2,977,760

635	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	9/13 at 100.00	Baa2	635,902

400	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/26	6/16 at 100.00	BB–	386,120

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	10/18 at 100.00	N/R	995,630
1,500	7.000%, 10/01/39	10/18 at 100.00	N/R	1,503,090

	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A:
1,000	5.000%, 10/01/18	No Opt. Call	Baa1	1,167,550
500	5.625%, 10/01/23	4/18 at 100.00	Baa1	568,260

855	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22	No Opt. Call	N/R	919,022

1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30	6/20 at 100.00	BBB+	1,725,015

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$695	California State Public Works Board, Lease Revenue Bonds, California State University, J. Paul Leonard & Sutro Library, Series 2009J, 5.500%, 11/01/26	11/19 at 100.00	Aa3	$805,005

500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	3/20 at 100.00	Aa3	581,660

1,000	California State Public Works Board, Lease Revenue Bonds, University of California Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A2	1,184,450

1,250	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Series 2009E, 5.000%, 4/01/34	4/19 at 100.00	Aa2	1,376,775

2,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	2,654,575

1,035	California State Public Works Board, Lease Revenue Refunding Bonds, Community College Projects, Series 2004B, 5.500%, 6/01/19	6/14 at 100.00	A2	1,087,247

200	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects, Series 1999A, 4.875%, 12/01/18	6/13 at 100.00	A2	200,606

1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/25 – NPFG Insured	11/15 at 100.00	Aa2	1,096,100

1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,903,320
27,895	Total Education and Civic Organizations			30,047,789
	Health Care – 15.5%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – AGM Insured	7/13 at 100.00	AA–	2,002,400

1,000	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010A, 5.000%, 11/15/25	11/20 at 100.00	AA–	1,142,220

2,025	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31	11/20 at 100.00	AA–	2,434,232

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.250%, 3/01/21	3/19 at 100.00	A	575,185

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008G, 5.500%, 7/01/25	7/18 at 100.00	A	1,135,200

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,459,180

1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,207,740

1,760	California Health Facilities Financing Authority, Revenue Bonds, Marshall Medical Center, Series 2004A, 4.750%, 11/01/19	11/14 at 100.00	A	1,820,720

6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	A+	6,518,580

200	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Refunding Series 2008A, 5.000%, 10/01/22	10/18 at 100.00	AA–	229,986

1,050	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008A, 5.000%, 8/15/38	8/18 at 100.00	AA–	1,131,564

2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	2,385,380

2,000	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	BBB	2,131,340

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33	6/21 at 100.00	AA–	$2,418,400

	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A:
300	5.000%, 3/01/30	3/15 at 100.00	A	316,365
760	5.000%, 3/01/35	3/15 at 100.00	A	800,508

2,950	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	AA–	3,213,642

6,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	6,403,475

1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	1,134,940

	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A:
145	5.250%, 8/15/19	8/18 at 100.00	A	168,083
500	5.500%, 8/15/23	8/18 at 100.00	A	584,395
2,155	6.250%, 8/15/28	8/18 at 100.00	A	2,567,230

500	California Statewide Community Development Authority, Hospital Revenue Bonds, Redlands Community Hospital, Series 2005A, 5.000%, 4/01/15 – RAAI Insured	No Opt. Call	BBB+	527,180

	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007A:
500	5.000%, 10/01/20	10/17 at 100.00	A	561,260
400	5.000%, 10/01/27	10/17 at 100.00	A	435,048

1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	A	1,036,930

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,150	5.250%, 7/01/30	7/15 at 100.00	BBB–	2,248,492
1,980	5.250%, 7/01/35	7/15 at 100.00	BBB–	2,060,507
115	5.000%, 7/01/39	7/15 at 100.00	BBB–	118,516

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
400	5.250%, 7/01/13	No Opt. Call	BBB–	401,672
4,670	5.000%, 7/01/22	7/15 at 100.00	BBB–	4,954,403

860	California Statewide Community Development Authority, Revenue Bonds, John Muir Health System, Series 2006A, 5.000%, 8/15/29	8/16 at 100.00	A+	928,284

1,125	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	1,201,331

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,780,764

2,975	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	3,126,487

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 0.970%, 4/01/36	4/17 at 100.00	A+	2,390,640

2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,449,708

8,225	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	9,425,765

1,100	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	1,271,941

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	$578,155

3,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,515,770

	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011:
2,015	5.250%, 1/01/27	1/21 at 100.00	A	2,248,740
3,705	5.250%, 1/01/35	1/21 at 100.00	A	4,059,791

1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BBB–	1,499,165

1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB+	1,706,195

2,850	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	3,179,460

3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	3,906,481

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	4,910,130

	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007:
1,000	5.250%, 7/01/24	7/17 at 100.00	A	1,048,930
1,000	5.300%, 7/01/26	7/17 at 100.00	A	1,044,470
1,000	5.250%, 7/01/37	9/17 at 100.00	A	1,027,460

3,040	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A	3,581,758
101,685	Total Health Care			111,006,198
	Housing/Multifamily – 2.4%

1,510	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,646,746

1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,675,890

1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	1,051,560

410	California Statewide Communities Development Authority, Student Housing Revenue Bonds, CHF-Irvine, LLC-UCI East Campus Apartments, Phase II, Series 2008, 5.500%, 5/15/26	5/18 at 100.00	Baa2	446,420

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/13 at 100.00	N/R	4,181,170

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	7/13 at 100.00	AA+	3,873,117

1,970	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/13 at 100.00	N/R	1,971,497

1,680	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	6/13 at 100.00	N/R	1,696,565

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.150%, 12/01/31 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	966,440
17,195	Total Housing/Multifamily			17,509,405

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 0.0%

$265	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	$277,238
	Industrials – 0.1%

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	BBB	533,790

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)	4/15 at 101.00	BBB	531,420
1,000	Total Industrials			1,065,210
	Long-Term Care – 1.8%

	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A	1,899,210
2,130	5.600%, 8/15/34	8/14 at 100.00	A	2,182,249

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A	3,345,600

1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,230,080

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	A	2,191,040

560	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging, Series 2008, 4.500%, 11/15/19	5/18 at 100.00	A	619,461

1,000	Eden Township Healthcare District, California, Certificates of Participation, Installment Sale Agreement with Eden Hospital Health Services Corporation, Series 2010, 6.000%, 6/01/30	6/20 at 100.00	BBB	1,092,670
11,540	Total Long-Term Care			12,560,310
	Tax Obligation/General – 16.3%

1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	630,760

4,000	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/47	5/40 at 100.00	Aa2	1,393,880

1,000	Baldwin Park Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2006, 0.000%, 8/01/20 – AMBAC Insured	8/16 at 83.04	A+	756,140

	California State, General Obligation Bonds, Various Purpose Series 2009:
600	5.625%, 4/01/26	4/19 at 100.00	A1	704,460
5,020	5.500%, 11/01/34	11/19 at 100.00	A1	5,818,883
4,060	6.000%, 11/01/39	11/19 at 100.00	A1	4,877,522

	California State, General Obligation Bonds, Various Purpose Series 2010:
5,090	5.250%, 3/01/30	3/20 at 100.00	A1	5,860,372
10,000	5.500%, 3/01/40	3/20 at 100.00	A1	11,447,797
4,000	5.250%, 11/01/40	11/20 at 100.00	A1	4,553,040

	California State, General Obligation Bonds, Various Purpose Series 2011:
2,500	5.250%, 10/01/27	10/21 at 100.00	A1	2,928,000
4,000	5.250%, 10/01/32	10/21 at 100.00	A1	4,587,600

	California State, General Obligation Bonds, Various Purpose Series 2012:
4,500	5.250%, 2/01/28	2/22 at 100.00	A1	5,195,025
2,000	5.250%, 4/01/35	4/22 at 100.00	A1	2,266,320

855	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.625%, 8/01/33 – AGC Insured	8/19 at 100.00	AA–	961,251

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – AGM Insured	8/16 at 100.00	AA–	$7,235,892

5,000	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/41 – AMBAC Insured	8/16 at 28.46	Aa3	1,215,750

1,000	College of the Sequoias Visalia Area Improvement District 2, Tulare County, California, General Obligation Bonds, Sequoias Community College District, Election 2008 Series 2009A, 5.250%, 8/01/29 – AGC Insured	8/19 at 100.00	AA–	1,104,140

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	8/27 at 100.00	Aa2	504,685

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured	8/18 at 100.00	Aa2	566,345

1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30	8/20 at 52.75	Aa1	666,485

12,500	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured	No Opt. Call	Aa2	2,174,500

365	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008, 5.250%, 8/01/23	8/18 at 100.00	Aa2	426,900

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 – AGM Insured	10/14 at 100.00	AA–	1,244,250

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
770	5.750%, 2/01/14 – NPFG Insured	No Opt. Call	A	794,317
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	A	388,365
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	A	421,973

950	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2009A, 5.500%, 8/01/31	8/19 at 100.00	Aa2	1,104,869

600	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series 2008B, 5.000%, 8/01/30 – AGC Insured	8/16 at 102.00	AA–	665,154

	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A:
300	6.250%, 2/01/14 – NPFG Insured	No Opt. Call	A+	311,538
460	6.250%, 8/01/20 – NPFG Insured	No Opt. Call	A+	569,963

500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	8/19 at 100.00	Aa2	596,045

150	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 1/01/34	7/19 at 100.00	Aa2	166,644

100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	126,378

10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41	8/21 at 24.49	Aa1	1,847,200

2,405	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – FGIC Insured	7/14 at 101.00	A2	2,477,174

1,155	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2009B, 5.500%, 8/01/34 – AGM Insured	8/18 at 100.00	AA–	1,326,506

855	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001A, 5.950%, 2/01/17 – NPFG Insured	No Opt. Call	A	1,007,173

50	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	BBB–	51,847

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1996, 6.500%, 7/01/15 – AGM Insured	No Opt. Call	AA	$1,086,120

4,070	San Benito Health Care District, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – SYNCORA GTY Insured	7/14 at 101.00	BBB+	4,119,166

2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 0.000%, 7/01/33	7/24 at 100.00	AA–	1,620,780

5,000	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2004 Series 2007B, 5.000%, 8/01/32	8/17 at 100.00	AAA	5,618,700

1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010, 0.000%, 8/01/39	8/28 at 100.00	AA–	880,630

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	AA–	1,127,720

1,000	Santa Barbara Community College District, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/27	8/18 at 100.00	AA+	1,165,480

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – NPFG Insured	No Opt. Call	A	2,954,728

8,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	9,617,492

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
500	6.375%, 8/01/25	8/19 at 100.00	Baa1	591,660
1,005	6.500%, 8/01/26	8/19 at 100.00	Baa1	1,196,131

1,555	Victor Valley Community College District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.000%, 8/01/31	8/19 at 100.00	Aa2	1,737,370

2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–	1,656,400

1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	Aa3	1,386,836

770	West Covina Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A Refunding, 5.350%, 2/01/20 – NPFG Insured	No Opt. Call	A+	913,474

1,000	Whittier Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/34	8/19 at 38.81	AA–	309,120

3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	1,478,855
135,815	Total Tax Obligation/General			116,435,805
	Tax Obligation/Limited – 38.0%

4,915	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A	4,938,199

1,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community Facilities District 1989-1, Refunding Series 2006, 4.000%, 8/01/18 – AMBAC Insured	8/16 at 100.00	A1	1,038,530

	Apple Valley Public Financing Authority, California, Lease Revenue Bonds, Town Hall Annex Project, Series 2007A:
485	4.500%, 9/01/17 – AMBAC Insured	No Opt. Call	A–	547,206
500	5.000%, 9/01/27 – AMBAC Insured	9/17 at 100.00	A–	535,095

105	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured	No Opt. Call	A	109,062

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	1,075,900

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	N/R	$1,318,406

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	8/13 at 100.00	AA–	2,258,100

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	2,298,029
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,169,940

2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34	8/21 at 36.61	AA–	673,126

2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	985,224

1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/13 at 100.00	AA+	2,004,747

11,750	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/38	3/23 at 100.00	A2	12,597,055

1,100	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba City Courthouse, Series 2013D, 5.000%, 6/01/32	6/23 at 100.00	A2	1,211,375

2,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	2,874,325

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A2	2,457,220

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	3,573,750

940	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	996,203

685	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	704,612

225	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing Set-Aside, Series 2002D, 5.000%, 8/01/26 – NPFG Insured	8/14 at 100.00	A	227,162

740	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos Redevelopment Projects, Series 2002A, 5.000%, 11/01/15 – AMBAC Insured	No Opt. Call	A–	794,101

	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012:
1,000	5.000%, 9/01/30	9/22 at 100.00	N/R	1,051,340
1,160	5.000%, 9/01/34	9/22 at 100.00	N/R	1,200,751
310	5.000%, 9/01/38	9/22 at 100.00	N/R	318,528

1,400	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 5.000%, 9/01/29 – NPFG Insured	9/15 at 100.00	A	1,417,710

660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	671,273

1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	8/20 at 100.00	N/R	1,426,596

1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,298,807

4,265	Escondido Joint Powers Financing Authority, California, Lease Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41	3/22 at 100.00	AA–	4,631,150

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Refunding Series 2012, 5.000%, 9/01/26	9/22 at 100.00	A–	$1,090,760

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
2,120	4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA–	2,316,291
2,460	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	2,553,603

6,715	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	7,058,472

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BB+	2,025,843

1,660	Highland, California, Special Tax Bonds, Community Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	BBB	1,780,914

	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1:
430	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BB+	441,197
1,155	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BB+	1,180,895

	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A:
170	5.000%, 9/01/26	9/16 at 100.00	N/R	175,484
395	5.125%, 9/01/36	9/16 at 100.00	N/R	403,797

740	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 06-1, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	846,582

335	Irwindale Community Redevelopment Agency, California, Tax Allocation Bonds, City Industrial Development Project, Subordinate Lien Refunding Series 2006, 5.000%, 12/01/18 – AMBAC Insured	No Opt. Call	BBB+	369,632

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A:
1,000	8.375%, 9/01/28	9/18 at 100.00	N/R	1,168,350
3,205	8.875%, 9/01/38	9/18 at 100.00	N/R	3,750,876

1,300	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2010A, 6.250%, 9/01/40	9/18 at 100.00	N/R	1,339,598

500	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	8/19 at 100.00	BBB	569,175

2,500	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas, Subordinate Lien Series 2003B, 5.000%, 8/01/34 – FGIC Insured	8/13 at 100.00	A	2,499,950

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,962,285

	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004:
800	5.250%, 12/01/17 – SYNCORA GTY Insured	12/14 at 100.00	A	838,832
1,120	5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,175,272

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	BBB+	4,657,442

1,200	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/16 – AMBAC Insured	9/15 at 100.00	A1	1,311,624

2,565	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Bunker Hill Redevelopment Project, Series 2004L, 5.000%, 3/01/17	9/13 at 100.00	BBB–	2,578,261

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured	12/14 at 100.00	AA–	$1,061,490

330	Los Angeles, California, Certificates of Participation, Department of Public Social Services, Sonnenblick Del Rio West LA, Senior Lien Series 2000, 6.000%, 11/01/19 – AMBAC Insured	11/13 at 100.00	A2	331,548

325	Maywood Community Development Commission, California, Tax Allocation Bonds, Merged Maywood Redevelopment Project Area, Series 2007, 4.500%, 8/01/37 – RAAI Insured	8/17 at 102.00	N/R	275,278

970	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	9/13 at 103.00	N/R	1,003,387

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2003-1, Series 2004:
805	5.550%, 9/01/29	9/14 at 100.00	N/R	816,029
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,266,575

7,100	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A	7,140,612

350	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks Improvement Area A, Series 2004A, 5.750%, 9/01/20	9/14 at 100.00	N/R	357,714

205	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/13 at 100.00	N/R	205,295

	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24	8/21 at 100.00	A–	773,813
3,455	7.000%, 8/01/32	8/21 at 100.00	A–	4,278,188

1,000	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36	3/20 at 100.00	A	1,111,280

300	Norco, California, Community Facilities District 97-1, Norco Hills, Special Tax Refunding Series 2005, 4.875%, 10/01/30 – AGC Insured	10/15 at 100.00	AA–	307,290

230	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	266,519

2,070	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured	9/13 at 100.00	A	2,076,810

1,000	Palm Desert Finance Authority, California, Tax Allocation Revenue Bonds, Project Area 4, Refunding Series 2006A, 5.000%, 10/01/29 – NPFG Insured	10/16 at 100.00	A	1,014,170

2,350	Palm Desert Financing Authority, California, Housing Set Aside Tax Allocation Bonds, Refunding Series 2007, 5.000%, 10/01/22 – NPFG Insured	10/17 at 100.00	Baa1	2,487,569

1,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1, Series 2003, 5.000%, 4/01/30 – NPFG Insured	No Opt. Call	A	1,001,450

2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	10/13 at 100.00	BB	2,558,825

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	A	6,832,656

	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
225	6.000%, 9/01/33	9/13 at 100.00	N/R	232,337
490	6.125%, 9/01/41	9/13 at 100.00	N/R	505,827

3,355	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	3,640,880

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,600	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AS, 5.000%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A	$1,631,808

750	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2003A, 5.250%, 6/15/20 – NPFG Insured	6/13 at 100.00	A	752,460

2,300	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	2,344,114

640	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 6, Series 2005, 5.000%, 9/01/23	9/13 at 100.00	BBB+	662,157

500	Ramona Unified School District, San Diego County, California, Certificates of Participation, Refunding Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	A	509,135

	Rancho Cucamonga Redevelopment Agency, California, Tax Allocation Bonds, Housing Set-Aside, Rancho Project, Series 2007A:
310	4.125%, 9/01/18 – NPFG Insured	9/17 at 100.00	A+	325,894
500	5.000%, 9/01/34 – NPFG Insured	9/17 at 100.00	A+	510,120

630	Rancho Cucamonga Redevelopment Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2004, 4.500%, 9/01/32 – AMBAC Insured	9/14 at 100.00	A+	616,064

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/13 at 100.00	N/R	1,653,801

1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	1,192,857

595	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	597,148

2,345	Richmond Redevelopment Agency, California, Harbour Project Tax Allocation Bonds, Series 1998A Refunding, 5.500%, 7/01/18 – NPFG Insured	7/13 at 100.00	AA–	2,354,192

260	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2005A, 5.000%, 10/01/24 – SYNCORA GTY Insured	10/15 at 100.00	BBB	262,720

2,950	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.250%, 10/01/30	10/20 at 100.00	A–	3,318,190

100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	113,540

1,250	Riverside Unified School District Finance Authority, Riverside County, California, Revenue Bonds Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A–	1,339,288

740	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	744,388

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Woodcreek West, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	A–	3,592,503

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/13 at 100.00	N/R	855,950

1,385	Roseville, California, Special Tax Refunding Bonds, Longmeadow Parkside Community Facilities District 1, Series 2013, 5.000%, 9/01/33	9/23 at 100.00	BBB	1,505,703

1,700	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A	1,945,259

	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B:
1,120	5.000%, 11/01/14	No Opt. Call	A	1,155,224
500	5.400%, 11/01/20	No Opt. Call	A	572,135

850	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	BBB	892,296

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa2	$2,048,260

1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA–	2,186,785

5,255	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	AA–	5,848,710

	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2006B:
325	4.100%, 8/01/14 – RAAI Insured	No Opt. Call	A–	333,476
250	4.250%, 8/01/16 – RAAI Insured	No Opt. Call	A–	263,765
380	4.375%, 8/01/18 – RAAI Insured	8/16 at 100.00	A–	396,359

525	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.375%, 8/01/32	8/19 at 100.00	A–	607,882

1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	1,404,711

	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33	2/21 at 100.00	BBB	93,033
105	7.000%, 8/01/41	2/21 at 100.00	BBB	120,387

3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	3,810,485

2,990	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 5.000%, 8/01/19 – FGIC Insured	8/13 at 100.00	A	2,997,146

350	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	A	367,808

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
590	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	608,974
1,560	5.000%, 8/01/26 – NPFG Insured	8/17 at 100.00	A	1,605,958

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D:
1,900	5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB	1,961,104
645	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	658,564
540	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	563,458

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B:
1,085	6.375%, 8/01/21	8/18 at 100.00	BBB	1,189,290
480	6.500%, 8/01/23	8/18 at 100.00	BBB	521,477

1,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1, 2 and 3, Series 2003A, 5.000%, 8/01/33 – FGIC Insured	No Opt. Call	A	1,001,890

6,000	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/13 at 100.00	AA–	6,023,040

315	Sand City Redevelopment Agency, Monterrey County, California, Tax Allocation Revenue Bonds, Redevelopment Project, Series 2008A, 4.000%, 11/01/19 – AGC Insured	11/18 at 100.00	A3	328,362

2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	A+	2,606,755

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$3,500	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series 1999A, 5.500%, 6/01/23 – AMBAC Insured	6/13 at 100.00	A	$3,582,215

6,545	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series 2007A, 5.000%, 4/01/36 – AMBAC Insured	4/17 at 100.00	AA+	7,265,997

	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Project Area, Series 2009A:
1,860	6.625%, 9/01/29	9/19 at 100.00	A	2,188,774
2,805	7.000%, 9/01/36	9/19 at 100.00	A	3,250,097

3,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26	2/21 at 100.00	A	4,244,415

2,815	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	7/13 at 100.00	A–	2,824,318

180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	199,514

1,000	Solana Beach, California, School District Public Financing Authority, Special Tax Revenue Bonds, Series 2012, 5.000%, 9/01/35	No Opt. Call	BBB	1,049,390

205	Soledad Redevelopment Agency, California, Tax Allocation Bonds, Soledad Redevelopment Project, Series 2007A, 4.500%, 12/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	195,484

	South Tahoe Redevelopment Agency, California, Community Facilities District 2001-1 , Heavenly Village, Special Tax Refunding Bonds, Series 2007:
120	4.400%, 10/01/15	No Opt. Call	N/R	126,362
125	4.500%, 10/01/16	10/15 at 102.00	N/R	133,343
280	4.600%, 10/01/18	10/15 at 102.00	N/R	295,694

1,300	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-01 Crowne Hill, Series 2012, 5.000%, 9/01/30	9/22 at 100.00	BBB+	1,342,185

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	611,945

1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	8/13 at 100.00	A	1,000,550

	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006:
300	4.500%, 9/01/16 – FGIC Insured	No Opt. Call	N/R	322,461
6,700	5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	N/R	6,769,479

2,550	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.250%, 4/01/27 – AGC Insured	4/18 at 100.00	AA–	2,877,471

1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25	3/21 at 100.00	BBB+	1,403,556

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R	2,091,100

1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A	1,219,243

240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23	12/21 at 100.00	A	293,566

	Upland, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area 1 The Colonies at San Antonio, Series 2012:
1,465	5.000%, 9/01/31	9/22 at 100.00	BBB	1,580,779
1,000	5.000%, 9/01/34	9/22 at 100.00	BBB	1,066,260

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	9/15 at 100.00	A	$25,178

	Vista, California, Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	A–	8,684,444
7,920	6.125%, 9/01/37	9/21 at 100.00	A–	9,029,434

400	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.000%, 9/01/34 – SYNCORA GTY Insured	No Opt. Call	BBB+	419,296

320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	383,306

1,965	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 6.000%, 9/01/31	9/14 at 100.00	N/R	1,988,580
266,360	Total Tax Obligation/Limited			272,503,260
	Transportation – 2.9%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/14 – AMBAC Insured	No Opt. Call	BBB+	983,510

6,525	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	7/13 at 100.00	A	6,524,413

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
2,750	5.875%, 1/15/28	1/14 at 101.00	BBB–	2,812,260
3,255	5.750%, 1/15/40 – NPFG Insured	7/13 at 100.00	A	3,256,595

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	287,155
215	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	215,477

4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured	5/16 at 100.00	A+	4,397,880

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	A3	1,291,948

1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	AA–	1,325,716
20,640	Total Transportation			21,094,954
	U.S. Guaranteed – 1.8% (4)

1,015	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson Laboratory, Series 2007, 5.750%, 7/01/37 (Pre-refunded 7/01/15)	7/15 at 102.00	A1 (4)	1,146,412

210	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured (ETM)	No Opt. Call	A (4)	219,853

500	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/20 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (4)	529,105

430	California Educational Facilities Authority, Revenue Bonds, Golden Gate University, Series 2005, 5.000%, 10/01/20 (Pre-refunded 10/01/15)	10/15 at 100.00	N/R (4)	474,987

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)

$540	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.500%, 6/01/16 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (4)	$568,361

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	A+ (4)	1,052,550
1,500	5.500%, 7/01/24 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	A+ (4)	1,578,825

1,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	A (4)	1,575,060

1,325	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	1,572,444

	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1993X:
75	5.500%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	80,259
25	5.500%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	Baa1 (4)	26,302

545	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (4)	599,211

1,265	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,617,480

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (4)	1,785,442
11,435	Total U.S. Guaranteed			12,826,291
	Utilities – 3.8%

2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18	12/13 at 100.00	N/R	2,397,812

3,345	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2013B, 5.000%, 7/01/29 (WI/DD, Settling 6/04/13)	7/23 at 100.00	AA–	3,890,101

	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B:
4,535	0.000%, 9/01/23	9/16 at 64.56	A	2,550,076
27,110	0.000%, 9/01/33	9/16 at 32.62	A	7,491,849
12,000	0.000%, 9/01/38	9/16 at 23.21	A	2,347,320

1,210	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,239,984

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	12/13 at 100.00	Ba1	3,469,549

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 – AMBAC Insured (Alternative Minimum Tax)	8/13 at 100.00	A+	1,956,201

1,490	Walnut Energy Center Authority, California, Revenue Refunding Bonds, Turlock Irrigation District, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	A+	1,585,643
57,555	Total Utilities			26,928,535
	Water and Sewer – 8.9%

	Banning Utility Authority, California, Water Revenue Bonds, Series 2005:
1,025	5.000%, 11/01/20 – FGIC Insured	11/16 at 100.00	A+	1,145,632
1,040	5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	A+	1,162,398

1,500	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34	4/23 at 100.00	AA–	1,714,620

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$3,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA	$3,325,740

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012:
1,480	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,493,927
8,530	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	8,554,993

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	2,028,920

1,680	Castaic Lake Water Agency, California, Certificates of Participation, Series 2004A, 5.000%, 8/01/20 – AMBAC Insured	8/14 at 100.00	AA	1,766,570

1,150	Compton, California, Sewer Revenue Bonds, Series 1998 Refunding, 5.375%, 9/01/23 – NPFG Insured	9/13 at 100.00	A	1,150,207

1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA	1,314,488

80	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2007A-2, 5.000%, 7/01/44 – AMBAC Insured	7/17 at 100.00	AA	87,306

3,745	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26	6/19 at 100.00	AA+	4,493,513

2,600	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/34	6/23 at 100.00	AA	2,963,168

5,055	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization Series 2007A, 5.000%, 7/01/37	7/17 at 100.00	AAA	5,658,365

1,555	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2006C, 5.000%, 7/01/31	No Opt. Call	AAA	1,715,398

1,000	Norco Financing Authority, California, Enterprise Revenue Refunding Bonds, Series 2009, 5.625%, 10/01/34 – AGM Insured	10/19 at 100.00	AA–	1,116,410

805	Oakdale Irrigation District, California, Certificates of Participation, Water Facilities Project, Series 2009, 5.500%, 8/01/34	8/19 at 100.00	AA	905,673

1,770	Pomona Public Financing Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,971,249

	Rowland Water District, California, Certificates of Participation, Recycled Water Project, Series 2008:
565	5.750%, 12/01/24	12/18 at 100.00	AA–	680,876
480	5.750%, 12/01/25	12/18 at 100.00	AA–	574,550
500	6.250%, 12/01/39	12/18 at 100.00	AA–	591,815

4,400	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2009B, 5.000%, 11/01/39	No Opt. Call	AA–	4,853,068

2,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/41	No Opt. Call	AA–	2,228,580

7,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/35	5/22 at 100.00	AA–	7,812,280

2,780	West Basin Municipal Water District, California, Revenue Bonds, Tender Option Bonds Trust 1035, 18.213%, 8/01/36 (IF) (5)	8/21 at 100.00	Aa2	4,026,330

250	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Financing Project, Series 2008A, 5.000%, 9/01/38 – AGC Insured	9/17 at 100.00	AA–	265,468
57,240	Total Water and Sewer			63,601,544
$736,880	Total Investments (cost $665,068,916) – 99.3%			711,610,941
	Other Assets Less Liabilities – 0.7%			4,784,818
	Net Assets – 100%			$716,395,759

34	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$711,610,941	$—	$711,610,941

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $664,718,212.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$49,070,786
Depreciation	(2,178,057)
Net unrealized appreciation (depreciation) of investments	$46,892,729

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.8%

$3,295	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	8/13 at 100.00	BBB+	$3,332,036

3,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	3,484,770
6,295	Total Consumer Staples			6,816,806
	Education and Civic Organizations – 20.6%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	BB+	217,913

1,185	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,299,992

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,135,400
500	5.000%, 7/01/32	7/22 at 100.00	A+	564,345

1,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	1,465,322

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
960	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	1,003,536
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	413,396

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A	2,061,220

3,205	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/35	7/20 at 100.00	A–	3,467,618

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 – NPFG Insured	1/15 at 100.00	Baa1	685,250

1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,150,785

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	4,306,240

4,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A	5,018,354

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-K2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	A	4,418,160

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26	7/21 at 100.00	Baa1	1,086,370
2,500	5.625%, 7/01/41	7/21 at 100.00	Baa1	2,759,075

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,255	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA–	1,401,408
1,750	5.000%, 7/01/27 – AGM Insured	7/22 at 100.00	AA–	1,940,488

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	681,850

2,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A+	2,048,592

1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,511,356

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G:
4,995	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	BBB–	5,231,863
2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	2,306,453

685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	687,370

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	$11,042,036

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,350,190

1,585	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	Aa3	1,642,631

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – AGM Insured	2/15 at 100.00	AA	2,876,391

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,164,790
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,163,900

630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	722,742

	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A:
2,000	5.000%, 11/15/27	No Opt. Call	Aa2	2,368,080
4,605	5.000%, 11/15/28	No Opt. Call	Aa2	5,418,427
70,155	Total Education and Civic Organizations			76,611,543
	Health Care – 17.0%

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
920	5.500%, 7/01/21 – RAAI Insured	7/13 at 100.50	N/R	930,184
4,025	5.500%, 7/01/32 – RAAI Insured	7/14 at 100.00	N/R	4,060,581

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	8/13 at 100.00	N/R	640,800

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,272,637

9,075	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	9,680,121

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
500	5.250%, 7/01/22 – RAAI Insured	7/17 at 100.00	BBB–	526,685
1,055	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	1,079,233

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	1,085,350

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25	7/21 at 100.00	A2	548,158
500	5.000%, 7/01/27	7/21 at 100.00	A2	548,520

90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/13 at 100.00	N/R	90,056

4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	4,359,851

5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	A	5,355,850

3,910	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,376,893

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	2,199,960

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F:
$2,000	5.000%, 7/01/28 – AGM Insured	7/18 at 100.00	AA–	$2,144,800
20	5.125%, 7/01/35 – AGM Insured	7/18 at 100.00	AA–	21,295

11,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	12,245,697

1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	1,481,018

2,640	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	2,890,483

590	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	637,731

3,900	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	4,390,347

1,670	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,876,061
59,055	Total Health Care			63,442,311
	Housing/Multifamily – 0.4%

1,295	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,333,060
	Housing/Single Family – 3.0%

5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004A-5, 5.050%, 11/15/34	8/13 at 100.00	AAA	5,007,100

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
900	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	925,425
1,735	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,774,541

3,410	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,556,153
11,045	Total Housing/Single Family			11,263,219
	Long-Term Care – 1.3%

3,010	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	3,355,036

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
45	6.125%, 1/01/14	8/13 at 100.00	N/R	45,063
830	7.625%, 1/01/30	1/20 at 100.00	N/R	910,668
350	7.750%, 1/01/43	1/20 at 100.00	N/R	379,131
4,235	Total Long-Term Care			4,689,898
	Tax Obligation/General – 19.2%

5,000	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	AA	6,121,550

	Connecticut State, General Obligation Bonds, Refunding Series 2012E:
1,000	5.000%, 9/15/30	9/22 at 100.00	AA	1,164,130
2,710	5.000%, 9/15/32	9/22 at 100.00	AA	3,123,871

5,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,586,750

2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	2,449,722

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,000	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	$1,135,580

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,146,240
1,015	5.000%, 11/01/27	11/18 at 100.00	AA	1,173,573
1,015	5.000%, 11/01/28	11/18 at 100.00	AA	1,166,458

1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,155,410

	Connecticut State, General Obligations Bonds, Series 2001C:
5,000	5.500%, 12/15/13 (UB)	No Opt. Call	AA	5,144,200
10,000	5.500%, 12/15/14 (UB)	No Opt. Call	AA	10,802,500

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
1,195	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AA–	1,308,513
595	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	651,245
1,210	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	1,299,419

2,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2012A, 5.000%, 11/01/18	No Opt. Call	A1	2,316,520

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	613,627

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
700	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA–	727,888
2,125	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–	2,312,680
2,500	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–	2,755,675
2,870	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	3,185,901
1,875	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–	2,093,531

1,700	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	1,739,185

1,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,121,790

3,000	Waterbuury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	A1	3,406,800

2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA–	2,207,420

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA–	1,566,810
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA–	1,717,187
1,725	7.000%, 12/01/27 – AGM Insured	12/20 at 100.00	AA–	2,068,189
63,615	Total Tax Obligation/General			71,262,364
	Tax Obligation/Limited – 15.8%

2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	2,799,056

1,315	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured	7/18 at 100.00	AA–	1,489,395

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
1,275	5.000%, 12/15/20	12/13 at 100.00	AA–	1,302,119
1,000	5.000%, 12/15/30	12/13 at 100.00	AA–	1,021,680

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA	5,637,900

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2008A, 5.000%, 11/01/28	11/18 at 100.00	AA	5,596,100

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

	Connecticut, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2012A:
$3,000	5.000%, 1/01/31	No Opt. Call	AA	$3,451,920
2,500	5.000%, 1/01/33	No Opt. Call	AA	2,854,400

800	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	862,736

2,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	2,409,902

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
200	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	197,806
4,050	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	4,077,378

4,650	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	4,892,033

3,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	3,587,903

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
13,230	0.000%, 8/01/33	No Opt. Call	A+	4,213,490
5,000	5.500%, 8/01/37	2/20 at 100.00	A+	5,310,050

1,050	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	1,082,046

305	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	328,119

1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	1,834,913

4,025	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	4,402,988

1,370	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	1,495,821
63,540	Total Tax Obligation/Limited			58,847,755
	Transportation – 0.4%

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R	1,413,747

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	12/13 at 100.00	N/R	285,000
1,610	Total Transportation			1,698,747
	U.S. Guaranteed – 4.2% (5)

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) – AGM Insured	9/13 at 100.00	AA– (5)	1,461,139

775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	No Opt. Call	Aaa	929,589

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	459,962
965	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	1,123,704

2,330	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 (Pre-refunded 4/01/14) – FGIC Insured	4/14 at 100.00	AA (5)	2,421,662

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA (5)	1,027,940

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)

$1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	$1,574,645

1,395	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A (5)	1,747,782

1,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A, 5.000%, 8/01/20 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa3 (5)	1,007,880

2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Seventh Series, 2012, 5.000%, 8/01/30 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	Aa3 (5)	2,296,820

1,435	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/16 (Pre-refunded 1/15/14) – NPFG Insured	1/14 at 100.00	AA (5)	1,477,734
14,285	Total U.S. Guaranteed			15,528,857
	Utilities – 8.6%

	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A:
500	5.000%, 1/01/20	No Opt. Call	Aa3	600,450
630	5.000%, 1/01/38	1/23 at 100.00	Aa3	698,506

	Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue Bonds, Series 2012A:
955	5.000%, 1/01/24	1/22 at 100.00	Aa3	1,127,473
880	5.000%, 1/01/25	1/22 at 100.00	Aa3	1,030,814

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/13 at 100.00	Ba1	5,258,978

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/13 at 100.00	Ba1	1,005,700

3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,479,138

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
265	5.500%, 1/01/14 (Alternative Minimum Tax)	7/13 at 100.00	BBB	265,973
6,685	5.500%, 1/01/20 (Alternative Minimum Tax)	7/13 at 100.00	BBB	6,710,737

	Guam Power Authority, Revenue Bonds, Series 2012A:
440	5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA–	510,184
555	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA–	623,831

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002:
5,000	5.000%, 7/01/19 – NPFG Insured	No Opt. Call	A	5,331,500
5,000	5.000%, 7/01/20 – NPFG Insured	No Opt. Call	A	5,269,400
30,330	Total Utilities			31,912,684
	Water and Sewer – 8.1%

160	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Refunding Series 2005B, 4.400%, 8/01/29 – SYNCORA GTY Insured	8/14 at 100.00	N/R	161,354

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	5,987,531

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
3,840	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	4,123,315
4,670	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	5,020,390

2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	2,494,102

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	$1,136,120

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,170,757

500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds Twenty-Eighth Series 2013A, 5.000%, 8/01/38	8/22 at 100.00	Aa3	554,425

1,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds Twenty-Eighth Series 2013B, 5.000%, 8/01/21	No Opt. Call	Aa3	1,211,980

2,760	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	Aa3	2,996,449

4,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	4,592,890

550	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	560,285
27,725	Total Water and Sewer			30,009,598
$353,185	Total Investments (cost $353,855,422) – 100.4%			373,416,842
	Floating Rate Obligations – (2.7)%			(10,000,000)
	Other Assets Less Liabilities – 2.3%			8,553,490
	Net Assets – 100%			$371,970,332

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$373,416,842	$—	$373,416,842

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

42	Nuveen Investments

As of May 31, 2013, the cost of investments was $343,354,617.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$21,884,825
Depreciation	(1,822,600)
Net unrealized appreciation (depreciation) of investments	$20,062,225

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(ETM)	Escrowed to maturity
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.4%

$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/13 at 101.00	Caa3	$1,113,752
	Consumer Staples – 0.8%

725	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	8/13 at 100.00	BBB+	733,149

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,161,590
1,725	Total Consumer Staples			1,894,739
	Education and Civic Organizations – 26.7%

3,000	Massachusetts Developoment Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	A1	3,283,140

1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28	7/20 at 100.00	A3	1,380,668

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA–	1,648,425

975	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A1	1,023,965

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	10/19 at 100.00	A1	1,186,620

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A1	849,120

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,219,180

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	9/18 at 100.00	Aa3	7,003,616

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	1,052,320

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40	10/20 at 100.00	AAA	3,393,450

1,350	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	BBB–	1,441,881

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	1,100,720

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	3,877,125

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	1,224,230

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:
100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	103,000
3,090	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	3,128,100

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	954,643

2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	2,598,360

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 – ACA Insured	9/13 at 100.00	BBB	3,003,930

	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004:
1,000	5.625%, 10/01/24	10/14 at 100.00	BBB	1,028,450
1,000	5.700%, 10/01/34	10/14 at 100.00	BBB	1,023,070

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	$2,641,548

1,750	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	1,917,143

1,845	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	2,070,256

1,500	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,591,830

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.932%, 12/15/34 (IF) (4)	12/19 at 100.00	AAA	1,167,144

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 – AGC Insured	7/19 at 100.00	AA–	1,096,730

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	3,482,640

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 – FGIC Insured	10/14 at 100.00	AA	1,061,720

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	AA+	501,830

710	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AA+	777,393

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,663,065

425	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 4.375%, 10/01/31	No Opt. Call	BBB	416,832

3,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2013-1, 5.000%, 11/01/39	11/22 at 100.00	Aa2	3,369,780
58,960	Total Education and Civic Organizations			65,281,924
	Health Care – 15.4%

	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	A–	3,313,373
500	5.000%, 10/01/30	10/21 at 100.00	A–	548,665

825	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	A	911,262

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (5)	1/18 at 100.00	N/R	7,740

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,219,720

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38	7/18 at 100.00	BBB+	3,172,980

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	7/18 at 100.00	BBB+	2,956,443

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA–	1,067,240

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	A	1,138,680

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A	$387,818

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009:
500	5.000%, 2/01/25 – NPFG Insured	8/18 at 100.00	A	549,145
100	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A	111,143

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – AGM Insured	8/13 at 100.00	AA–	2,004,040

1,870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	1,855,003

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	7/13 at 100.00	AA–	1,502,580

3,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	3,681,418

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,159,620

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	2,053,852
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	1,003,080

115	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Millford-Whitinsville Regional Hospital, Series 1998C, 5.750%, 7/15/13	No Opt. Call	BBB–	115,312

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	1,439,396

1,426	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43	8/13 at 103.00	N/R	1,225,005

1,067	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 6.375%, 2/15/43	8/13 at 15.17	N/R	106,703

1,688	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 6.625%, 2/15/43	No Opt. Call	N/R	17

4,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	4,208,331
40,351	Total Health Care			37,738,566
	Housing/Multifamily – 3.3%

1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA–	1,720,535

3,155	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	3,260,472

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	8/13 at 100.00	AA–	500,535

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/14 at 101.00	N/R	2,631,367
7,765	Total Housing/Multifamily			8,112,909

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 0.1%

$190	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.540%, 6/01/16 (IF)	No Opt. Call	AA	$218,230
	Industrials – 0.3%

245	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	243,885

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	417,912
645	Total Industrials			661,797
	Long-Term Care – 2.8%

1,500	Massachusetts Development Finance Agency, Human Service Provider Revenue Bonds, Seven Hills Foundation and Affiliates Issue, Series 2005, 5.000%, 9/01/35 – RAAI Insured	9/15 at 100.00	BBB–	1,499,880

240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	263,930

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/13 at 102.00	N/R	4,291,570

40	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	7/13 at 100.00	BBB	40,097

75	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 – NPFG Insured	6/13 at 100.00	A	75,276

655	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	8/13 at 100.00	BBB	655,852
6,730	Total Long-Term Care			6,826,605
	Tax Obligation/General – 6.3%

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	543,960

	Fall River, Massachusetts, General Obligation Bonds, Series 2003:
190	5.250%, 2/01/17 – AGM Insured	2/14 at 100.00	AA–	192,660
120	5.000%, 2/01/21 – AGM Insured	2/14 at 100.00	AA–	121,655

1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,941,450

1,005	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,301,083

710	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2013, 4.000%, 1/15/30	1/23 at 100.00	AA	749,767

1,000	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	1,130,450

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
275	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–	299,288
1,490	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–	1,642,382
980	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–	1,094,219

4,300	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	4,399,114

1,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,121,790

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/14 at 100.50	A+	728,219

120	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	8/13 at 100.00	Aa3	120,427
14,130	Total Tax Obligation/General			15,386,464

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 14.0%

$800	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	$862,736

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	11/13 at 100.00	A–	690,948

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A–	409,323

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AA	2,803,650

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,494,152
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,395,056

1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	1,287,209

1,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/22 – AMBAC Insured	8/17 at 100.00	AA+	1,616,720

2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	2,246,100

1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	1,318,767

1,650	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA	1,693,049

475	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	423,268

1,650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	A	1,667,969

3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	3,311,910

5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/37	2/20 at 100.00	A+	5,310,049

1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	1,030,690

3,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	3,828,685

25	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	27,296

1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB+	1,804,952
31,150	Total Tax Obligation/Limited			34,222,529
	Transportation – 7.2%

1,840	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	2,031,139

2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	2,311,180

865	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 – NPFG Insured	7/13 at 100.00	AA–	868,322

1,650	Massachusetts Port Authority, Revenue Bonds, Series 2012A, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/22 at 100.00	AA	1,776,539

2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A	2,785,042

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)

$500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	$545,175

4,055	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R	4,046,890

825	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	899,019

2,250	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–	2,407,815
16,585	Total Transportation			17,671,121
	U.S. Guaranteed – 8.5% (6)

850	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 (Pre-refunded 11/01/13) – NPFG Insured	11/13 at 100.00	Aa2 (6)	866,932

1,115	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (6)	1,269,662

75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	90,081

1,375	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 (Pre-refunded 5/01/16) – AMBAC Insured	5/16 at 100.00	Aa2 (6)	1,550,161

50	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A (6)	50,756

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – AGC Insured	7/15 at 100.00	AA– (6)	3,361,744

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19 (Pre-refunded 9/01/13)	9/13 at 100.00	AA– (6)	758,910

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	A (6)	352,130

100	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	6/13 at 100.00	Aaa	100,984

2,635	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (6)	2,645,461

135	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa3 (6)	135,536

	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
3,200	5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (6)	3,523,456
1,510	5.000%, 8/15/25 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (6)	1,662,631

1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/34 (Pre-refunded 8/01/14)	8/14 at 100.00	AAA	1,054,670

1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	AA+ (6)	1,708,140

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 (Pre-refunded 2/15/15) – AMBAC Insured	2/15 at 101.00	AAA	1,469,637

350	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 (Pre-refunded 7/01/14)	7/14 at 100.00	A (6)	367,994
19,365	Total U.S. Guaranteed			20,968,885

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 3.5%

$1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	$1,513,681

1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts Municipal Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	A+	1,433,637

1,560	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	1,562,090

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Mandatory put 5/01/19)	5/19 at 100.00	A–	600,135

485	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB+	464,562

2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	A	2,935,728
8,145	Total Utilities			8,509,833
	Water and Sewer – 8.7%

1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–	1,894,633

1,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+	1,150,220

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA	60,463

380	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA	398,745

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2013A, 5.000%, 8/01/22	No Opt. Call	AA+	3,084,025

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,222,830

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,650	5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA+	1,870,836
750	5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+	846,503
2,080	5.000%, 8/01/29 – NPFG Insured	8/17 at 100.00	AA+	2,344,056

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+	2,817,925

2,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	2,022,340

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	780,505

1,500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA–	1,693,185

1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A+	1,044,820
18,880	Total Water and Sewer			21,231,086
$226,046	Total Investments (cost $225,270,183) – 98.0%			239,838,440
	Other Assets Less Liabilities – 2.0%			4,842,359
	Net Assets – 100%			$244,680,799

50	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$239,838,440	$—	$239,838,440

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $225,020,267.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$16,218,052
Depreciation	(1,399,879)
Net unrealized appreciation (depreciation) of investments	$14,818,173

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(ETM)	Escrowed to maturity
(IF)	Inverse floating rate investment.

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/15 at 100.00	Caa1	$168,918
240	5.125%, 1/01/37	1/15 at 100.00	Caa1	144,682
520	Total Consumer Discretionary			313,600
	Consumer Staples – 3.4%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
3,000	4.500%, 6/01/23	6/17 at 100.00	B1	2,994,030
7,280	4.750%, 6/01/34	6/17 at 100.00	B2	6,390,821
1,740	5.000%, 6/01/41	6/17 at 100.00	B2	1,546,216
12,020	Total Consumer Staples			10,931,067
	Education and Civic Organizations – 11.3%

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	390,956

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	BBB	2,502,575

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	1,023,840

1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	1,635,844

45	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	AA–	46,853

1,400	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,515,780

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	1,108,030

	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2005A:
465	5.000%, 7/01/23	7/15 at 100.00	AAA	507,348
465	5.000%, 7/01/24	7/15 at 100.00	AAA	507,348

	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B:
525	5.000%, 7/01/37	7/22 at 100.00	A	580,430
100	5.000%, 7/01/42	7/22 at 100.00	A	109,989

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, Refunding Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A+	2,238,060

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
350	5.000%, 7/01/32	7/21 at 100.00	BBB+	378,354
230	5.000%, 7/01/37	7/21 at 100.00	BBB+	245,990

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	A+	508,115

1,840	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AA–	2,067,387

	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B:
500	6.000%, 12/01/16	No Opt. Call	A–	577,610
2,500	7.500%, 12/01/32	6/19 at 100.00	A–	3,055,900

1,600	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A, 3.625%, 12/01/25 (WI/DD, Settling 6/20/13)	12/22 at 100.00	AA	1,533,008

4,030	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA–	4,406,039

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$620	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	$673,959

510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	554,294

2,125	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,189,579

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
1,000	4.000%, 12/01/28 (WI/DD, Settling 6/20/13) (Alternative Minimum Tax)	12/22 at 100.00	AA	971,580
1,585	4.000%, 12/01/31 (WI/DD, Settling 6/20/13) (Alternative Minimum Tax)	12/22 at 100.00	AA	1,521,822
1,670	4.125%, 12/01/35 (WI/DD, Settling 6/20/13) (Alternative Minimum Tax)	12/22 at 100.00	AA	1,577,666

1,425	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A+	1,580,111

550	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding Series 2012, 5.125%, 4/01/32	4/22 at 100.00	BBB–	550,154

150	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	157,935

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/13 at 100.00	BBB–	1,503,000
34,090	Total Education and Civic Organizations			36,219,556
	Financials – 0.6%

750	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	8/13 at 100.00	Baa3	753,645

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,098,750
1,750	Total Financials			1,852,395
	Health Care – 15.1%

2,530	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	2,616,248

400	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	417,524

2,955	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	3,045,068

4,225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	4,541,115

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
800	6.000%, 7/01/26	7/21 at 100.00	BB+	926,008
75	6.250%, 7/01/35	7/21 at 100.00	BB+	86,526

360	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	No Opt. Call	BBB+	411,941

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,233,126

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	A3	1,578,165

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	$144,592

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26	7/16 at 100.00	A	2,062,980

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	1,787,189

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
1,125	5.000%, 7/01/31	7/22 at 100.00	A3	1,240,110
1,540	5.000%, 7/01/42	7/22 at 100.00	A3	1,666,634

550	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00		616,341

5,410	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	5,708,632

305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/13 at 100.00	BB+	305,229

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
2,500	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,556,700
900	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	913,383

16,225	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/35	1/17 at 39.39	BBB+	5,423,206

360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	399,395

750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB+	780,758

3,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	3,474,225

600	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37 (WI/DD, Settling 6/06/13)	8/23 at 100.00	A3	581,400

1,315	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	1,315,684

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
1,180	5.500%, 7/01/23	7/13 at 100.00	Ba2	1,182,124
1,785	5.500%, 7/01/33	7/13 at 100.00	Ba2	1,787,517

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
855	5.000%, 7/01/25	7/16 at 100.00	A2	893,048
100	5.000%, 7/01/26	7/16 at 100.00	A2	104,212
810	5.000%, 7/01/36	7/16 at 100.00	A2	835,029
57,215	Total Health Care			48,634,109
	Housing/Multifamily – 4.0%

960	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	8/13 at 100.00	Aa1	982,790

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)

	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
$2,055	5.750%, 6/01/31	6/20 at 100.00	Baa3	$2,306,655
1,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,223,431

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	3,113,340

	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,250	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA–	2,277,698
1,125	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA–	1,124,123
1,125	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA–	1,119,251

590	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	10/13 at 100.00	Aaa	591,670
12,205	Total Housing/Multifamily			12,738,958
	Housing/Single Family – 1.1%

1,730	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,772,402

1,775	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	1,926,656
3,505	Total Housing/Single Family			3,699,058
	Industrials – 0.5%

1,660	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory put 12/01/17)	No Opt. Call	BBB	1,729,288
	Long-Term Care – 2.3%

735	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	759,953

855	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	7/13 at 100.00	N/R	855,633

1,975	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	BBB–	2,012,051

600	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	8/13 at 100.00	A–	601,584

140	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/15 at 100.00	A–	142,916

1,300	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34 (WI/DD, Settling 6/05/13)	7/23 at 100.00	BBB–	1,391,910

1,500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	7/13 at 100.00	BB+	1,500,405
7,105	Total Long-Term Care			7,264,452
	Tax Obligation/General – 8.4%

200	Cherry Hill Township, Camden County, New Jersey, General Obligation Bonds, Refunding Series 2005, 5.000%, 7/15/14 – NPFG Insured	No Opt. Call	Aa2	210,782

695	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding Series 2012, 3.250%, 1/01/30	1/23 at 100.00	AA–	667,756

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

	Jefferson Township School District, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2012:
$755	4.000%, 9/15/26	9/22 at 100.00	AA–	$827,850
1,270	4.000%, 9/15/27	9/22 at 100.00	AA–	1,383,538

525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	605,955

620	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	669,761

2,500	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/24	8/22 at 100.00	AA–	2,780,700

2,750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	A3	3,344,028

	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28	1/21 at 100.00	AA	980,245
875	5.250%, 1/15/30	1/21 at 100.00	AA	983,168

	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012:
500	4.000%, 12/01/22	6/22 at 100.00	AA	569,830
450	4.000%, 12/01/23	6/22 at 100.00	AA	508,001
305	4.000%, 12/01/24	6/22 at 100.00	AA	341,383

3,000	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of Plainfield – Park Madison Redevelopment Project, Series 2013A, 5.000%, 3/01/34	No Opt. Call	AA+	3,558,870

3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	4,029,437

2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011, 5.000%, 6/15/41	6/21 at 100.00	AA+	2,803,521

300	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	310,485

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – AGM Insured	1/16 at 100.00	Aa3	2,328,406
23,930	Total Tax Obligation/General			26,903,716
	Tax Obligation/Limited – 21.8%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	826,274

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	1,029,963

2,500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	3,288,900

900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,086,714

1,395	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,538,169

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	A+	2,460,791

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,310	5.000%, 6/15/19	No Opt. Call	BBB+	1,515,958
700	5.000%, 6/15/21	No Opt. Call	BBB+	812,427
1,600	5.000%, 6/15/25	6/22 at 100.00	BBB+	1,797,344

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AA–	$1,060,370

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
2,600	5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	2,735,876
1,000	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A	1,039,000

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	89,570
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	150,369

4,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/22	No Opt. Call	A+	4,773,480

830	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	881,526

700	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA–	768,698

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A:
3,245	5.000%, 10/01/28	10/18 at 100.00	A+	3,602,567
1,950	5.250%, 10/01/38	10/18 at 100.00	A+	2,098,395

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A+	2,356,020

	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
695	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	780,798
1,000	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	1,119,920

14,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	6,792,250

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	2,353,492

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,743,780

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	1,646,480
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,542,080
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,984,836

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	571,420

5,505	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A+	1,486,350

2,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	3,303,053

4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	No Opt. Call	A+	4,359,440

	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,465	5.000%, 5/01/21	No Opt. Call	Aa3	1,751,158
2,000	3.500%, 5/01/35	5/22 at 100.00	Aa3	1,918,460

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	432,179

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	$2,207,940

1,495	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,580,619

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	463,734
83,520	Total Tax Obligation/Limited			69,950,400
	Transportation – 14.9%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,335	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,406,636
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	526,025

1,600	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,787,712

	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A:
500	5.000%, 7/01/26	7/22 at 100.00	A2	578,770
350	4.000%, 7/01/27	7/22 at 100.00	A2	369,229
500	3.000%, 7/01/28	7/22 at 100.00	A2	479,320

1,095	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/26	No Opt. Call	BBB–	1,220,640

570	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	643,040

400	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.125%, 9/15/23 (Alternative Minimum Tax)	9/13 at 100.00	B	429,244

800	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	850,744

1,295	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A	1,406,046

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
70	6.500%, 1/01/16	No Opt. Call	A3	80,200
340	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	389,545

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,609,582

3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	3,826,655

2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,715,294

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43	7/22 at 100.00	A+	5,387,400

900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	982,557

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	AA–	2,242,620

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,500	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	2,703,200
500	5.000%, 12/01/34	6/15 at 101.00	AA–	535,930

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)

$420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.812%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	$622,138

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	6,196,500

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	2,047,440
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	3,199,125

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
2,575	3.000%, 1/01/23	No Opt. Call	A1	2,567,507
870	3.000%, 1/01/24	1/23 at 100.00	A1	860,247

1,810	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2012., 5.000%, 11/01/22	No Opt. Call	A–	2,142,750
44,235	Total Transportation			47,806,096
	U.S. Guaranteed – 11.8% (4)

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
1,000	5.000%, 12/01/20 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	AA (4)	1,023,900
695	5.000%, 12/01/21 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	AA (4)	711,611

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (4)	428,231
920	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (4)	997,400

735	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 4.000%, 12/01/17 (Pre-refunded 12/01/15) – AMBAC Insured	12/15 at 100.00	N/R (4)	762,261

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,795	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,896,005
3,070	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	3,242,749

1,150	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 6.625%, 7/01/38 (Pre-refunded 1/01/14)	1/14 at 100.00	BB+ (4)	1,190,457

460	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (4)	551,816

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (4)	475,474

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,825	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (4)	1,995,984
525	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (4)	574,187

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
125	5.000%, 7/01/18 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (4)	128,440
265	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (4)	272,293
815	4.250%, 7/01/24 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (4)	833,867

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB+ (4)	306,249

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (4)	502,050

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
$1,050	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (4)	$1,157,289
1,875	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (4)	2,066,588
4,495	5.000%, 9/15/26 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (4)	4,954,299
1,325	5.000%, 9/15/28 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (4)	1,460,389

1,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (4)	1,200,115

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (4)	1,041,851

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
35	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	40,388
200	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (4)	230,790
50	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	57,698
255	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	294,257
865	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	927,799
115	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A5+ (4)	123,349
70	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	75,082
5	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A (4)	5,363

3,200	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (4)	3,212,608

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	A (4)	385,931

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	4,907,160
34,940	Total U.S. Guaranteed			38,033,930
	Utilities – 0.4%

275	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	299,360

1,000	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,058,160
1,275	Total Utilities			1,357,520
	Water and Sewer – 3.4%

	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,040	5.000%, 10/01/23	No Opt. Call	A	1,228,154
2,175	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	2,097,305

960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A1	1,029,973

1,770	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.305%, 9/01/21 (IF) (5)	No Opt. Call	AAA	2,329,833

	North Hudson Sewerage Authority, New Jersey Gross Revenue Senior Lien Lease Certificates, Series 2012A:
1,500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,694,265
1,500	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,627,200

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	780,505
9,705	Total Water and Sewer			10,787,235
$327,675	Total Investments (cost $296,422,805) – 99.1%			318,221,380
	Other Assets Less Liabilities – 0.9%			2,809,189
	Net Assets – 100%			$321,030,569

60	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$318,221,380	$—	$318,221,380

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $295,550,240.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$24,199,614
Depreciation	(1,528,474)
Net unrealized appreciation (depreciation) of investments	$22,671,140

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity
(IF)	Inverse floating rate investment.

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$684,897
	Consumer Staples – 2.3%

390	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	12/13 at 100.00	A3	382,188

950	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	8/13 at 100.00	BBB+	960,678

155	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	8/13 at 100.00	A3	153,975

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 6.625%, 6/01/44	6/22 at 100.00	B+	6,641,289

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,815	4.750%, 6/01/22	6/16 at 100.00	BBB	1,821,280
1,225	5.000%, 6/01/26	6/16 at 100.00	BB–	1,212,885
5,410	5.125%, 6/01/42	6/16 at 100.00	B+	4,759,772

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,742,385
18,095	Total Consumer Staples			17,674,452
	Education and Civic Organizations – 13.1%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	687,390

	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	BB+	539,594
1,000	5.000%, 4/01/27	4/17 at 100.00	BB+	1,011,400
290	5.000%, 4/01/37	4/17 at 100.00	BB+	289,580

1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – NPFG Insured	8/13 at 100.00	Baa1	1,001,050

3,875	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43	1/20 at 100.00	BBB–	4,528,248

1,125	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Medaille College, Series 2012, 5.250%, 4/01/35	1/23 at 100.00	BB+	1,157,378

2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB–	2,560,263

1,130	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 5.000%, 4/01/33	4/23 at 100.00	BBB–	1,203,088

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	222,112

1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	BBB+	1,971,673

	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A:
2,655	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	2,744,925
2,820	5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	2,886,749

1,055	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,356,234

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A	2,092,252

	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	A	1,901,913
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	A	819,701

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	A	$1,855,976

2,120	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	2,263,715

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	A	463,880

13,175	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	14,918,316

750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA–	859,065

350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	391,262

585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	645,624

1,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2008A, 5.000%, 7/01/38	7/18 at 100.00	AA–	1,109,650

1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	1,678,470

1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,355,772

1,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	1,866,919

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	652,982

250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	271,430

1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,310,854

940	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.243%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	1,024,694

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	BBB–	2,671,200

1,285	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/28	12/16 at 100.00	BB+	1,335,513

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,778,281
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	2,070,560

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
4,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	4,083,920
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	1,072,773
2,845	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	2,851,401
3,395	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	3,418,086

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	746,698
1,350	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	1,390,473
3,550	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	3,571,655
1,150	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	A	1,165,617

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	$2,193,160

740	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	817,759

	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	1,083,820
700	5.000%, 7/01/42	7/22 at 100.00	Baa2	743,260

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	454,643

1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,734,736

895	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A, 5.750%, 8/01/28	4/17 at 100.00	N/R	895,680

	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
1,340	6.000%, 10/15/30	10/20 at 100.00	BB	1,425,934
1,200	6.250%, 10/15/40	10/20 at 100.00	BB	1,280,796

1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	A	1,109,410
92,640	Total Education and Civic Organizations			99,537,534
	Financials – 0.6%

500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	583,155

3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,186,124
3,975	Total Financials			4,769,279
	Health Care – 8.7%

1,000	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	A–	1,187,890

3,575	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	A–	3,848,559

	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A:
1,910	5.125%, 2/01/22 – AMBAC Insured	8/13 at 100.00	N/R	1,916,532
245	5.000%, 2/01/31 – AMBAC Insured	8/13 at 100.00	N/R	245,737

1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	1,568,865

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	A	2,009,263

3,410	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 1999, 4.750%, 2/15/37	2/17 at 100.00	N/R	3,531,191

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	A	3,184,470
1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	A	1,880,524

8,400	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	8,904,252

550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	598,725

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	7/13 at 100.00	A3	$3,003,480

3,310	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A–	3,594,594

2,015	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	2,223,270

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island, Series 2004, 5.100%, 7/01/34	7/14 at 100.00	A–	1,273,838

3,725	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	3,940,007

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	628,236

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	523,530

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A–	1,117,630

2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2006A, 5.000%, 7/01/20	7/16 at 100.00	A–	2,207,960

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A–	6,084,512

	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30	10/20 at 100.00	AA–	608,770
950	5.500%, 4/01/34	10/20 at 100.00	AA–	1,052,144

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
225	4.500%, 2/01/17	No Opt. Call	BBB–	235,438
710	5.250%, 2/01/27	2/17 at 100.00	BBB–	720,181
635	5.500%, 2/01/32	2/17 at 100.00	BBB–	647,281

2,720	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa2	3,219,773

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	A–	1,061,410
500	5.250%, 12/01/32	12/17 at 100.00	A–	531,110

1,965	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	2,199,523

2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/13 at 100.00	B+	2,003,240
61,430	Total Health Care			65,751,935
	Housing/Multifamily – 2.4%

1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA–	1,726,368

265	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	10/13 at 100.00	AA+	265,779

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	1,010,530

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
$400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	$419,576
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	435,424
4,030	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA–	4,337,207

5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)	8/13 at 100.00	AA	5,027

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	2,031,780

540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	549,180

855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA	911,507

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,625,825

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	735,787

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
130	6.100%, 11/01/15 – AGM Insured	11/13 at 100.00	AA–	130,621
255	6.125%, 11/01/20 – AGM Insured	11/13 at 100.00	AA–	255,625

1,745	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,826,055

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/13 at 100.00	Aa1	1,001,140
17,430	Total Housing/Multifamily			18,267,431
	Housing/Single Family – 0.6%

2,375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,417,940

660	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	682,968

260	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	264,792

1,490	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	1,506,450
4,785	Total Housing/Single Family			4,872,150
	Long-Term Care – 2.0%

165	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	8/13 at 100.00	AAA	165,764

1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	1,153,642

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	Aa3	333,950
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	Aa3	355,691
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	Aa3	377,659
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	Aa3	399,102
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	Aa3	1,650,282

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)

$1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	Aa3	$1,149,760

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – AGM Insured	7/15 at 100.00	AA	2,120,780

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	635,063

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	49,271
415	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	386,382

1,700	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,717,357

265	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	8/13 at 100.00	N/R	265,546

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	976,930
1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	1,137,941
800	6.200%, 7/01/33	7/16 at 101.00	N/R	769,776

1,225	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB–	1,376,079

190	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/13 at 100.00	N/R	190,262
14,445	Total Long-Term Care			15,211,237
	Materials – 0.1%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	11/13 at 100.00	BBB	703,024
	Tax Obligation/General – 8.2%

5,000	Erie County Industrial Development Agency, New York, School Facility Refunding Revenue Bonds, Buffalo City School District, Series 2013A, 5.000%, 5/01/27	5/23 at 100.00	AA–	5,818,750

2,000	Monroe-Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	Aa3	2,030,940

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	Aa3	549,315
1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa3	1,190,757

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 – FGIC Insured	No Opt. Call	Aa1	1,580,491

10,005	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	11,613,004

325	New York City, New York, General Obligation Bonds, Fiscal 2009 Series J1, 5.000%, 5/15/36	5/19 at 100.00	AA	377,007

	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
1,725	5.000%, 10/01/28	10/22 at 100.00	AA	2,010,850
3,000	5.000%, 10/01/32	No Opt. Call	AA	3,444,360
1,915	5.000%, 10/01/34	No Opt. Call	AA	2,184,517

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
$6,645	5.000%, 3/01/29	3/23 at 100.00	AA	$7,745,678
1,900	5.000%, 3/01/33	3/23 at 100.00	AA	2,174,987

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,063,780
925	5.000%, 11/01/20 – AGM Insured	11/14 at 100.00	AA	983,997

3,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	3,978,959

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	646,782

1,500	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/29	10/21 at 100.00	AA	1,723,860

6,670	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/29	4/22 at 100.00	AA	7,717,790

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/14 – AMBAC Insured	No Opt. Call	AA–	1,002,614
960	6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AA–	1,060,522

	Yonkers, New York, General Obligation Bonds, Series 2005B:
1,495	5.000%, 8/01/17	8/15 at 100.00	Baa1	1,596,421
1,570	5.000%, 8/01/18	8/15 at 100.00	Baa1	1,668,204
54,855	Total Tax Obligation/General			62,163,585
	Tax Obligation/Limited – 32.4%

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	N/R	1,226,670

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AA–	1,053,810

	Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,154,100
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,667,700

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,530,524

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,069,910

15	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	8/13 at 100.00	A+	15,060

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA–	1,665,645

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AA–	4,599,280

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/14 at 100.00	AA–	1,122,150

4,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,594,457

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C:
2,835	5.000%, 3/15/34	No Opt. Call	AAA	3,166,610
1,480	5.000%, 3/15/41	3/21 at 100.00	AAA	1,631,715

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$3,230	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	$3,666,696

35	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	37,774

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured	5/18 at 100.00	AA–	1,718,026

14,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	15,356,214

1,825	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.750%, 7/01/18	No Opt. Call	AA–	2,217,229

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/15 at 100.00	BBB	1,695,658

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
5,570	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	5,910,383
3,095	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	3,282,031
5,875	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	6,185,259
500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	526,305
10,000	5.000%, 10/15/32 – AGM Insured	10/14 at 100.00	AAA	10,526,100

7,800	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	8,642,946

4,520	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA–	5,202,791

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012 Series D-1, 5.000%, 11/01/31	No Opt. Call	AAA	11,505,700

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E:
25	5.250%, 2/01/22 – NPFG Insured	8/13 at 100.00	AAA	25,102
20	5.000%, 2/01/23 – FGIC Insured	8/13 at 100.00	AAA	20,077

3,705	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	4,249,968

	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
10,050	5.500%, 11/01/35	11/20 at 100.00	AAA	11,734,782
11,525	5.000%, 11/01/39	11/20 at 100.00	AAA	12,744,460

	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, SubSeries 2011D-1:
1,000	5.250%, 2/01/30	2/21 at 100.00	AAA	1,162,330
9,010	5.000%, 2/01/35	2/21 at 100.00	AAA	10,068,765

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
440	13.393%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	501,613
1,395	13.379%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	1,543,874

180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	186,098

	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:
5,050	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,813,156
60	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	68,638

2,100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,259,495

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,625	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured	No Opt. Call	AAA	$1,786,151

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,038,550

1,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,649,190

2,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	3,104,778

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA	6,829,845

5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA	5,654,150

1,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,587,075

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
7,200	5.250%, 6/01/20 – AMBAC Insured	8/13 at 100.00	AA–	7,229,232
3,005	5.250%, 6/01/21 – AMBAC Insured	8/13 at 100.00	AA–	3,017,170
10,345	5.250%, 6/01/22 – AMBAC Insured	8/13 at 100.00	AA–	10,386,794

3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	8/13 at 100.00	AA	3,000,000

10,925	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A-1, 5.000%, 3/15/30	No Opt. Call	AAA	12,620,669

960	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,020,739

7,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2011A, 5.000%, 3/15/29	3/21 at 100.00	AAA	7,973,490

675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA–	700,346

4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	4,440,280

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	676,400

5,670	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	5,808,688

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C:
1,810	5.250%, 8/01/41	8/20 at 100.00	A+	1,888,319
1,055	5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	1,099,215

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1:
2,100	5.250%, 8/01/43	8/21 at 100.00	A+	2,199,939
3,890	5.000%, 8/01/43	8/21 at 100.00	A+	4,009,384

1,850	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	1,906,462

2,385	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	A+	2,418,462
229,835	Total Tax Obligation/Limited			246,394,429

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 11.8%

$4,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/29	No Opt. Call	A	$5,107,185

2,605	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA–	2,655,824

2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/31	11/16 at 100.00	A	2,198,040

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B:
2,500	5.000%, 11/15/32	5/23 at 100.00	A	2,758,700
4,845	5.000%, 11/15/43	No Opt. Call	A	5,212,784

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	1,176,000
2,000	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	840,000

805	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/13 at 100.00	BB	804,944

3,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/13 at 100.50	N/R	3,892,035

3,670	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	4,021,439

40	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006, 5.000%, 5/15/20 (Alternative Minimum Tax)	8/13 at 100.00	B–	39,976

3,040	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,273,168

580	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	658,967

295	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	311,257

	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,600	5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA–	1,712,224
3,250	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–	3,477,955

2,110	New York State Thruway Authority, General Revenue Bonds, Series2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	2,297,938

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
1,000	5.000%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/13 at 100.00	A	1,000,550
1,500	5.000%, 4/01/28 – FGIC Insured (Alternative Minimum Tax)	10/13 at 100.00	A	1,475,985

4,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	A	4,044,920

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA–	5,450,500

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AA–	549,265
2,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	2,162,560
1,725	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,850,735

1,535	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.812%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	2,273,765

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)

$3,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB–	$4,184,591

4,545	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	4,652,807

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (7)	12/13 at 100.00	N/R	285,000

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2011A, 5.000%, 1/01/28	1/22 at 100.00	AA–	17,371,800

1,560	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	1,950,374

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.190%, 5/15/16 (IF)	No Opt. Call	AA–	1,862,040
83,840	Total Transportation			89,553,328
	U.S. Guaranteed – 2.2% (8)

3,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	A (8)	3,342,660

2,360	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 (Pre-refunded 8/15/14) – AGM Insured	8/14 at 100.00	AA– (8)	2,493,529

650	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (8)	703,495

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	10/13 at 100.81	Baa1 (8)	230,604

1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	AA– (8)	1,155,693

335	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	N/R (8)	355,348

	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B:
855	5.000%, 7/01/20 – AMBAC Insured (ETM)	8/13 at 100.00	N/R (8)	892,936
1,295	5.125%, 7/01/24 – AMBAC Insured (ETM)	8/13 at 100.00	N/R (8)	1,331,066

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
600	5.000%, 11/01/19 (Pre-refunded 11/01/14) – AGM Insured	11/14 at 100.00	Aa2 (8)	639,966
125	5.000%, 11/01/20 (Pre-refunded 11/01/14) – AGM Insured	11/14 at 100.00	Aa2 (8)	133,326

265	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (8)	286,810

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	AAA	4,357,600

	Yonkers, New York, General Obligation Bonds, Series 2005B:
490	5.000%, 8/01/17 (Pre-refunded 8/01/15)	8/15 at 100.00	Baa1 (8)	538,608
515	5.000%, 8/01/18 (Pre-refunded 8/01/15)	8/15 at 100.00	Baa1 (8)	566,088
15,810	Total U.S. Guaranteed			17,027,729
	Utilities – 9.3%

3,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	3,335,400

1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	1,265,796

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)

$420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	$457,204

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA–	5,342,580

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA–	2,055,898
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	1,449,600
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–	1,383,060

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
8,800	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	9,618,752
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,311,648
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	2,858,300

1,050	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	1,115,342

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AA+	5,411,750

2,130	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.700%, 4/01/30	4/19 at 100.00	A	2,503,240

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A:
10,250	6.000%, 5/01/33	5/19 at 100.00	A	12,191,760
5,000	5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	5,813,650

2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	8/13 at 100.00	A–	2,407,728

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 – NPFG Insured (Alternative Minimum Tax)	9/13 at 100.00	A	1,003,390

6,335	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	6,469,239

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	576,701

4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/13 at 100.00	N/R	3,999,680
67,270	Total Utilities			70,570,718
	Water and Sewer – 6.3%

3,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40	No Opt. Call	AAA	3,992,586

3,035	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series 2010BB, 5.000%, 6/15/31	No Opt. Call	AA+	3,439,990

8,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	8,776,880

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	2,302,807

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD:
15,000	5.000%, 6/15/34	6/23 at 100.00	AA+	17,184,600
2,500	5.000%, 6/15/35	6/23 at 100.00	AA+	2,836,620

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

May 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$3,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Series 2006A, 4.750%, 6/15/29	6/16 at 100.00	AAA	$3,281,520

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	3,043,543

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,561,010

1,455	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	AA–	1,563,133
42,965	Total Water and Sewer			47,982,689
$708,740	Total Investments (cost $724,904,519) – 100.1%			761,164,417
	Floating Rate Obligations – (1.0)			(7,955,000)
	Other Assets Less Liabilities – 0.9%			7,009,440
	Net Assets – 100%			$760,218,857

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$761,164,417	$—	$761,164,417

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $716,314,951.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$43,051,480
Depreciation	(6,157,910)
Net unrealized appreciation (depreciation) of investments	$36,893,570

74	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.
(6)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.
(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	75

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2013